COMMONWEALTH SHAREHOLDER SERVICES, INC.
                       8730 STONY POINT PARKWAY, SUITE 205
                            RICHMOND, VIRGINIA 23235
                                 (800) 567-4030


September 14, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

           Re:  Satuit Capital Management Trust
                SEC File Nos. 333-45040/811-10103

Ladies and Gentlemen:

     On behalf of Satuit Capital Management Trust (the "Trust"), attached herewith for filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A ("PEA No. 9"). PEA No. 9 applies only to the Satuit Capital Small Cap Fund (the "Fund"), a new series of shares of the Trust.

      Questions concerning PEA No. 9 may be directed to Thomas R. Westle at
(215) 885-5239 or in his absence, Tracey Todd at (215) 569-5574.

                                Very truly yours,


                               /s/ John Pasco, III
                               ---------------------
                                 John Pasco, III
                                as Administrator

      As filed with the Securities and Exchange Commission on September 14, 2007
                                                      Registration No. 333-45040
                                                           File No.    811-10103

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No.___9____                        |X|
                                     -                             -

                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No.____10_____                                     |X|
                       -                                           -

                        (Check appropriate box or boxes)

                         SATUIT CAPITAL MANAGEMENT TRUST
 -----------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

               2807 Gaston Gate, Mt. Pleasant, South Carolina 29466
 -----------------------------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                 (843) 388-6686
 -----------------------------------------------------------------------------
             (Registrant's Telephone Number, Including Area Code)

                                Thomas R. Westle
                                 Blank Rome LLP
                              The Chrysler Building
                              405 Lexington Avenue
                            New York, New York 10174
 -----------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

       --
      |_ |  immediately upon filing pursuant to paragraph (b)
       --
      |  |  on __________________ pursuant to paragraph (b)
       --
      |_|   60 days after filing pursuant to paragraph (a)(1)

      |__|  on (date) pursuant to paragraph (a)(1)
       --
      | X|  75 days after filing pursuant to paragraph (a)(2)
       --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

                          SATUIT CAPITAL SMALL CAP FUND
                                 Class Y shares

                                   a series of

                         SATUIT CAPITAL MANAGEMENT TRUST



                       Prospectus dated ____________, 2007





                         SATUIT CAPITAL MANAGEMENT, LLC
                                     Adviser


The Satuit Capital Small Cap Fund (the "Fund"), a series of Satuit Capital Management Trust, seeks to provide investors with capital appreciation by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small capitalization companies ("small-cap companies"), companies within the market capitalization range of companies in the Russell 2000(R) Index at reconstitution each June ($261.8 million to $2.5 billion as of June 2007), that Satuit Capital Management, LLC (the "Adviser") believes exhibit reasonable valuations and favorable growth prospects.

This prospectus concisely describes the information about the Fund that you should know before investing. Please read it carefully before investing and retain it for future reference.


These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                              Page

RISK/RETURN SUMMARY.............................................1
WHO MAY WANT TO INVEST IN THE FUND..............................2
PERFORMANCE.....................................................2
FEE TABLE.......................................................4
INVESTMENT STRATEGIES...........................................5
RISKS...........................................................6
DISCLOSURE OF PORTFOLIO HOLDINGS................................7
MANAGEMENT......................................................7
YOUR ACCOUNT...................................................10
HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES.....................10
DISTRIBUTION ARRANGEMENTS......................................12
HOW TO SELL (REDEEM) SHARES OF THE FUND........................18
WHEN AND HOW NAV IS DETERMINED.................................20
DISTRIBUTIONS..................................................21
FEDERAL TAX CONSIDERATIONS.....................................23
PERFORMANCE COMPARISONS........................................24
FINANCIAL HIGHLIGHTS...........................................24
ORGANIZATION...................................................25
ADDITIONAL INFORMATION.........................................25
FOR MORE INFORMATION...........................................25

                               RISK/RETURN SUMMARY

The following discussion describes the investment objective and principal investment strategies and risks of the Satuit Capital Small Cap Fund (the "Fund"). The investment objective of the Fund is a fundamental policy and cannot be changed without the approval of a majority of the Fund's outstanding shares. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

INVESTMENT OBJECTIVE - The Fund's investment objective is to provide investors with capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES - The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small-cap companies. The Adviser considers a company to be a small-cap company when its market capitalization, at the time of purchase, is within the market capitalization range of companies in the Russell 2000(R) Index at reconstitution each June ($261.8 million to $2.5 billion as of June 2007). The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. small-cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investment securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List. The Adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND - Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the net asset value (the "NAV"), total return and value of the Fund and your investment.

o.....Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

o Investment In Small-Cap Companies: The Fund invests principally in companies with small market capitalization or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (i) they may lack depth of management; (ii) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (iii) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

                WHO MAY WANT TO INVEST IN THE FUND

We designed the Fund for investors desiring an investment alternative and who seek one or more of the following:

o     a long-term investment horizon;
o     long-term capital appreciation;
o     a stock fund to  compliment a portfolio of more  conservative investments;
o     a   stock   fund   that   uses   a   balanced   approach   of
      value  and  growth investing; and/or
o     a stock fund that invests in U.S. small-cap companies.

The Fund may NOT be suitable for you if:

o     You need regular income or stability of principal;
o You are pursuing a short-term goal or investing emergency reserves; and/or
o     You are pursuing an investment strategy that is highly speculative.

                                   PERFORMANCE

The Fund commenced operations on March 1, 2000 as a separate portfolio of The World Funds, Inc. (the "Predecessor Fund"). The Fund was reorganized as a separate series of the Satuit Capital Management Trust on ______________, 2007. The Fund has the same investment strategy as the Predecessor Fund. However, prior to April 10, 2007, the Predecessor Fund's investment strategy was to invest at least 80% of the Fund's assets in genomics related issues. The Adviser was appointed as investment sub-adviser to the Predecessor Fund on January 15, 2003 and prior to such date had no affiliation with the Predecessor Fund. Accordingly, performance information set forth in the bar chart and table represents the performance of the Predecessor Fund's former investment strategy and, for the information related to the time period prior to January 15, 2003, the Predecessor Fund's former investment adviser.

The bar chart and table presented on page ____ show how the Predecessor Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows how the performance of the Predecessor Fund has varied from year to year. The bar chart figures do not include any sales charges that investors will pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. The table compares the calendar year average annual total returns of the Predecessor Fund to the Standard and Poor's 500 Index, the Russell 2000 Index and the NASDAQ Composite Index. Keep in mind that the Predecessor Fund's past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]

2001    (42.67%)
2002    (61.46%)
2003     63.29%
2004     17.83%
2005      7.89%
2006     (0.61%)

[end bar chart]

During the years shown in the bar chart, the highest return for a calendar quarter was 36.29% (quarter ending June 30, 2001) and the lowest return for a calendar quarter was (46.76%) (quarter ending March 31, 2001).


                                       Average Annual Total Return
                                 (for the year ending December 31, 2006)

                                      One Year Five Years   Since Inception
                                                            (March 1, 2000)

Return Before Taxes                     (6.32%)   (5.61%)  (15.43%)
Return After Taxes on Distributions(1) (6.32%) (5.61%) (15.59%) Return After Taxes on Distributions
  and Sale of Fund Shares(1)            (4.11%)   (4.65%)  (11.98%)

[GRAPHIC OMITTED]

Russell 2000 Index(2)(3)                18.37%    11.39%     5.97%
Standard and Poor's 500 Index(3)(4)     15.79%     6.19%     2.06%
NASDAQ Composite Index(5)               10.39%     4.98%    (9.06%)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Russell 2000 Index (the "Russell Index") is a market capitalization index that measures the performance of 2000 small-cap stocks in various industries. The Russell Index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.
(3) The Predecessor Fund has historically used the Standard and Poor's 500 Index to measure its relative performance. Effective immediately, the Fund will start using the Russell Index to measure its performance. The Russell Index is a more accurate comparison for Fund's portfolio characteristics.
(4) The Standard & Poor's 500 Index is an unmanaged index consisting of the common stocks of 500 publicly traded U.S. companies. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.
(5) The NASDAQ Composite Index is a broad based market capitalization-weighted index of all domestic and international based common stocks listed on The NASDAQ Stock Market. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

                                    FEE TABLE

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The maximum transaction costs and total annual expenses associated with investing in shares of the Fund are described in the table below and are further explained in the example that follows:

Shareholder Transaction Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases             None
Maximum Deferred Sales Charge (Load)(1)                      2.00%
Sales Charge (Load) Imposed on Reinvested Dividends          None
Redemption Fees(2)                                           None
Exchange Fees(3)                                             None

Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                              1.00%
Distribution (12b-1) and Service Fees(4)                     0.25%
Other Operating Expenses(5)                                  x.xx%
                                                             -----
Total Annual Fund Operating Expenses                         x.xx%
Fee Waiver and/or Expense Reimbursements(6)                 (x.xx%)
                                                           -------
Net Expenses                                                 1.90%
                                                             =====

(1) You will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.
(2) A shareholder electing to redeem shares by telephone request may be charged $10 for each such redemption request.
(3) A shareholder may be charged a $10 fee for each telephone exchange.
(4) The Board of Trustees (the "Board") of the Satuit Capital Management Trust (the "Trust") has approved a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution and service fees to the distributor of the Fund. See "Distribution Arrangements- Rule 12b-1 Fees." The 12b-1 fees may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.
(5) "Other Operating Expenses" include estimated amounts, for the initial fiscal year, of Fund expenses such as administrative, custody, transfer agency and shareholder servicing fees. However, "Other Operating Expenses" do not include estimates related to portfolio trading commissions and related expenses as determined under generally accepted accounting principles.
(6) In the interest of limiting expenses of the Fund, the Adviser has assumed the obligations of the Predecessor Fund's investment adviser, Commonwealth Capital Management, LLC (the "Predecessor Adviser") under the Predecessor Fund's Expense Limitation Agreement. Pursuant to the Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2008 so that the ratio of total annual operating expenses for the Fund's Class Y Shares is limited to 1.90%. The Predecessor Adviser, however, will continue to be entitled to the reimbursement of fees waived or reimbursed by the Predecessor Adviser for a period of five years following the Fund's reorganization into the Trust. The Adviser will also be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund for five years following such waiver or reimbursement, provided that the Predecessor Adviser has received all applicable recoupment. The total amount of reimbursement recoverable by the Predecessor Adviser or the Adviser is the sum of all fees previously waived or reimbursed by the Predecessor Adviser or the Adviser, as applicable, less any reimbursement previously paid.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year   3 Years    5 Years   10 Years
                       ------   -------    -------   --------

                        $XXX      $XXX       $XXX      $XXX

You would pay the following expenses if you did not redeem your shares:

                       1 Year   3 Years    5 Years   10 Years
                       ------   -------    -------   --------

                        $XXX      $XXX       $XXX      $XXX

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

                INVESTMENT OBJECTIVE AND STRATEGIES


Investment Objective-- The investment objective of the Fund is capital appreciation.


Principal Investment Strategies - The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small-cap companies. The Adviser considers a company to be a small-cap company when its market capitalization, at the time of purchase, is within the market capitalization range of companies in the Russell 2000(R) Index at reconstitution each June ($261.8 million to $2.5 billion as of June 2007). The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of small-cap companies. This is not a fundamental policy and may be changed by the Board without a vote of shareholders, upon sixty (60) days' prior notice.

The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. small-cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the "Focus List."

The Adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

The Adviser will constantly monitor the Fund's investment portfolio positions for adverse changes in the Fund's investment portfolio. Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

Temporary Defensive Strategy - At times, the Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result, during these periods, the Fund may not achieve its objective.

Portfolio Turnover - As stated above, the Adviser recognizes that investment management is a dynamic process and thus will constantly monitor and reevaluate the Fund's investments in order to maximize, to the extent possible, the capital appreciation of the investment portfolio. This process allows the Adviser to determine whether any of the Fund's investments have lost value or whether securities not held by the Fund seem poised for growth under developing market conditions and to adjust the Fund's holdings accordingly. The Adviser does not anticipate this process to result in high portfolio turnover and does not intend to aggressively trade the Fund's assets. The Fund expects that its annual portfolio turnover rate will be, under normal conditions, between 100% and 200%. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

                                      RISKS

All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment. The following describes the primary risks of investing in the Fund based on the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved.

Stock Market Risks - The NAV of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

Stock Selection Risks - Like all managed funds, there is a risk that the Adviser's strategy for managing the Fund may not achieve the desired results.

The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

Investment In Small-Cap Companies - The Fund invests principally in companies with small market capitalization or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (i) they may lack depth of management; (ii) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (iii) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following:
(1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. To the extent that securities of small companies are not liquid, the Fund will limit its investments in such securities to not more than 15% its of assets. You should expect that the value of Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Investment In Micro-Cap Companies - Certain of the Fund's investments may be considered investments in micro-cap companies (companies with a market capitalization of between $200 million and $500 million). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may ever be established. The increased risk involved with investing in micro-cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the NAV of the Fund will be more susceptible to sudden and significant losses.

Temporary Defensive Positions -- When the Fund's management believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds or certificates of deposits. When the Fund is in a temporary defensive position it may not achieve its investment objective of capital appreciation.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Board - The business of the Fund is managed under the direction of the Board of Trustees (the "Board") of Satuit Capital Management Trust (the "Trust"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund.

The Adviser - Satuit Capital Management, LLC, 2807 Gaston Gate, Mt. Pleasant, South Carolina 29466, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). As of June 30, 2007, the Adviser had approximately $155 million in assets under management.

Robert J. Sullivan, Chairman of the Trust, is the majority owner of the Adviser. John Pasco, III, owner of the principal underwriter of the Fund, owns an interest in the Adviser through Commonwealth Capital Management, LLC. Under the Advisory Agreement, the Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund.

In the interest of limiting expenses of the Fund, the Adviser has assumed the obligations of the Predecessor Adviser under the Predecessor Fund's Expense Limitation Agreement. Pursuant to the Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2008 so that the ratio of total annual operating expenses for the Fund's Class Y Shares is limited to 1.90%. The Predecessor Adviser, however, will continue to be entitled to the reimbursement of fees waived or reimbursed by the Predecessor Adviser for a period of five years following the Fund's reorganization into the Trust. The Adviser will also be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund for five years following such waiver or reimbursement, provided that the Predecessor Adviser has received all applicable recoupment. The total amount of reimbursement recoverable by the Predecessor Adviser or the Adviser is the sum of all fees previously waived or reimbursed by the Predecessor Adviser or the Adviser, as applicable, less any reimbursement previously paid.

A discussion regarding the basis for the Board's approval of the investment advisory contract will be available in the Predecessor Fund's Annual Report to Shareholders for the period ended August 31, 2007.

Investment Committee - The Adviser's investment committee (the "Investment Committee") is charged with the overall management of the Fund's portfolio, including development and implementation of overall portfolio strategy and the day-to-day management of the portfolio. Members of the Investment Committee include: (1) Mr. Robert J. Sullivan, Chief Investment Officer; (2) Mr. Robert Johnson, Senior Equity Analyst; and (3) Mr. Jeffrey MacCune, Director of Equity Trading and Operations (collectively, the "Committee Members"). The Investment Committee has the ultimate determination of a potential investment's overall attractiveness and suitability, taking into account the Fund's investment objective and other comparable investment opportunities.

Committee Member Year   Employer      Position(s) over the past 5
                 joined               years
                 Fund

Mr. Robert J.   2000   Satuit           Chairman and majority owner
Sullivan               Capital          of Satuit Capital Management,
                       Management, LLC. LLC (2000 to present)

Mr. Robert       2006   Satuit          Senior Equity Analyst for the
Johnson                 Capital         Adviser. Mr. Johnson's
                        Management,     career includes employment
                        LLC             with Putnam
                                        Management, Smith (September Barney,
                                        Wood Struthers &
                                        2006 to Winthrop, First Boston Corp,
                                        present) BZW and
                                        Credit Lyonnaise.  Most recently Mr.
                                        Johnson was employed at
                                        Adams Harkness & Hill which was recently acquired by Canaccord and subsequently named Canaccord Adams. Mr. Johnson began his employment at Adams Harkness in May
                                        1992 and retired in December of 2002.
                                        From 2002 to 2006, Mr. Johnson acted as
                                        a consultant to Satuit Capital
                                        Management, LLC and began his full time
                                        employment with the firm in September
                                        of 2006. Mr. Johnson's responsibilities
                                        at Adams Harkness & Hill included
                                        Institutional Sales coverage of a wide
                                        and distinguished group of Institutional
                                        Asset Management firms in Boston, New
                                        York, San Francisco, and Montreal.
                                        Further, Mr. Johnson's
                                        responsibilities included management of
                                        the Institutional Research and Sales
                                        morning meetings, coordinating the flow
                                        and prioritizing the firm's daily
                                        research call activity. Mr. Johnson
                                        was also the founder of the Boston based
                                        Downtown Discussion Club of which he
                                        ran for over 30 years and is a member
                                        of the Boston Society of Securities
                                        Analysts.

Mr. Jeffrey     2007   Satuit           Director of Equity Trading
MacCune                Capital          and Operations for the
                       Management,      Adviser.   Prior  to   joining
                       LLC (January     Satuit   Capital   Management,
                       2007 to          LLC in  January  of 2007,  Mr.
                       present)         MacCune  was a  consultant  to
                                        Satuit   Capital   Management,
                                        LLC from June of 2005  through
                                        December   2006.  Mr.  MacCune
                                        was    employed    by   Boston
                                        Institutional   Services  from
                                        June  2004  to  May  of  2005.
                                        Prior  to  that,  Mr.  MacCune
                                        was     employed    at    W.R.
                                        Hambrecht   from   April  2004
                                        through  May  2004 as a Senior
                                        Sales   Trader.   From  August
                                        2001 through  April 2004,  Mr.
                                        MacCune  acted as a consultant
                                        to Satuit Capital  Management,
                                        LLC.   Prior   to   that   Mr.
                                        MacCune   was    employed   by
                                        Deutsche  Bank from April 1993
                                        to  2001.  Mr.  MacCune  began
                                        his investment  career in 1985
                                        as    Vice     President    of
                                        Institutional   Equities  with
                                        Lehman Brothers.


The SAI provides additional information about the Committee Members' compensation, other accounts managed by the Committee Members and the Committee Members' ownership of shares of the Fund.

Other Expenses - The Fund pays certain operating expenses directly, including, but not limited to custodian, audit and legal fees, costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices and reports to shareholders, insurance expenses and costs of registering its shares for sale under federal and state securities laws.

                                  YOUR ACCOUNT

Types of Accounts - If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

Individual, Sole Proprietorship and Joint Accounts. Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

Uniform Gift or Transfer To Minor Accounts (UGMA OR UTMA). Depending on the laws of your state, you may set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give a child up to $10,000 per year without paying Federal gift tax under the Uniform Gift (or Transfers) to Minors Act. To open a UGMA or UTMA account, you must include the minor's social security number on the application, and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

Corporate and Partnership Accounts. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

o For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

o For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

o An authorized officer of the corporation or other legal entity must sign the application.

Trust Accounts. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

            HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES

Once you have chosen the type of account that you want to open, you are ready to establish an account.

General Information - The Fund does not issue share certificates. You will receive quarterly account statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your account statement. During unusual market conditions, the Fund may temporarily suspend or discontinue any service or privilege.

Purchasing Shares - Shares of the Fund may be purchased directly from First Dominion Capital Corp. ("FDCC" or the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Shares of the Fund are also offered through financial supermarkets, investment advisers and consultants, and other investment professionals. Investment professionals who offer shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. A sales charge may apply to your purchase, exchange or redemption of Fund shares.

Customer Identification Program - Federal regulations require that the company through which you open an account obtain certain personal information about you when opening a new account. As a result, the company must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o     Residential  or  business   street  address   (although  post
      office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the company may restrict your ability to purchase additional shares until your identity is verified. The company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment in each class of shares of the Fund is $1,000. Additional investments in each class must be in amounts of $250 or more. The minimum initial investment in retirement accounts (such as an IRA) is $1,000. Additional investments in retirement accounts must be in amounts of $250 or more. The Fund retains the right to waive the minimum initial investment or to refuse to accept an order.

Share Class Alternatives - The Fund is authorized to offer investors four different classes of shares, one of which, shares of Class Y, is offered by this prospectus. As of the date of this prospectus, the Fund's Class A, Class B and Class C shares are not available for sale. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Public Offering Price - When you buy shares of the Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price is equal to the Fund's NAV plus an initial sales charge, if any. For more information on how we price shares, see "WHEN AND HOW NAV IS DETERMINED". The Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Rule 12b-1 Fees - The Board has adopted a Plan of Distribution for the Fund's shares pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Pursuant to the Rule 12b-1 Plan, the Fund may finance certain activities or expenses that are intended primarily to result in the sale of its shares. The Fund finances these distribution activities through payments made to the Distributor. The Fund may pay distribution fees, pursuant to its Rule 12b-1 Plan, at an annual rate of up to 0.25% of the Fund's average daily net assets. The Fund may pay such distribution fees for activities and expenses borne in the past 12 months in connection with the distribution of its shares as to which no Rule 12b-1 Plan distribution fee was paid because of the expense limitation. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

General - The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

Method of Purchase.

By Telephone - To open an account by telephone, call (800) 567-4030 to obtain an account number and instructions. We will take information necessary to open your account, including your social security or tax identification number, over the phone. Please be sure to specify which class of shares you choose to invest in.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruct your bank to wire funds to:

Wachovia
Richmond, Virginia
ABA #051400549
Acct #2000020419624
"Satuit Funds"
For  further  credit  to:  (name  and/or  taxpayer   identification
number)

You will then need to mail a signed account application to:

Satuit Capital Small Cap Fund
c/o First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

By Mail - You may also open an account by mailing a completed and signed account application, together with a check made payable to the Fund, to:

Satuit Capital Small Cap Fund
c/o First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Please be sure to specify which class of shares you choose to invest in.

Automatic Investment Plans - You may invest a specified amount of money in the Fund once or twice a month on specified dates pursuant to an Automatic Investment Plan ("AIP"). These payments are taken from your bank account by automated clearinghouse ("ACH") payment. The minimum investment for an AIP is $100. To open an AIP account, call or write to us to request an "Automatic Investment" form. Complete and sign the form, and return it to us along with a voided check for the bank account from which payments will be made.

Transactions Through Third Parties - You may buy and sell shares of the Fund through certain brokers (and their authorized agents) that have made arrangements with the Fund's Distributor to sell Fund shares. When you place your order with such a broker or its authorized agent, your order is treated by the broker as if you had placed it directly with the Fund, and you will pay or receive the next price calculated by the Fund. The broker (or authorized agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's current prospectus. The broker (or its authorized agent) may charge you a fee for handling your order.

How to Pay for Your Purchase of Shares - You may purchase shares of the Fund by check, ACH payment, or wire. All payments must be in U.S. dollars.

Checks. All checks must be drawn on U.S. banks and made payable to "Satuit Capital Small Cap Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH Payments. Instruct your financial institution to make an ACH payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

Wires. Instruct your financial institution to make a Federal funds wire payment to us. Your financial institution may charge you a fee for this service.

Limitations on Purchases - The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

Cancelled or Failed Payments - The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to non-payment. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs. We will not accept cash or third-party checks for the purchase of shares.

In compliance with the USA PATRIOT ACT of 2001, please note that the Fund's Transfer Agent will verify certain information on your account application as part of the Trust's Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P. O. Box will not be accepted. Please call (800) 567-4030 if you need additional assistance when completing your account application.

If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

              HOW TO SELL (REDEEM) SHARES OF THE FUND

You have the right to sell ("redeem") all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge. See "Redemption Procedures" below. We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption to you within seven (7) calendar days after we receive your redemption request. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to fifteen (15) calendar days.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call (800) 567-4030 for further information regarding redemptions. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE "REDEMPTION PROCEDURES"). HOWEVER, WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

Redemption Procedures.

By Mail - To redeem shares of the Fund, your redemption request must be in proper form. To redeem by mail, prepare a written request including:

o     Your name(s) and signature(s);
o     The name of the Fund, and your account number;
o     The dollar amount or number of shares you want to redeem;
o     How and where to send your proceeds;
o     A     signature      guarantee,      if     required     (see
      "Signature   Guarantee Requirements"); and
o Any other legal documents required for redemption requests by corporations, partnerships or trusts.

Mail your request and documentation to:

Satuit Capital Small Cap Fund
c/o Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

By Wire - You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form. Wire requests are only available if your redemption is for $10,000 or more.

To request a wire redemption, mail or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

By Telephone - We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or on a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above). Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

Automatic Redemption - If you own shares of the Fund with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

To set up periodic redemptions automatically, call or write the Fund for an "Automatic Redemption" form. You should complete the form and mail it to the Fund with a voided check for the account into which you would like the redemption proceeds deposited.

Signature Guarantee Requirements - To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

o     Changes to a record name or address of an account;
o Redemption from an account for which the address or account registration has changed within the last 30 days;
o     Sending  proceeds to any person,  address,  brokerage firm or bank account not on record;
o     Sending   proceeds   to   an   account   with   a   different
      registration  (name or ownership) from yours; or
o Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Small Accounts - If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 30 days, the Fund will provide you with 60 days written notice in order to allow you a reasonable opportunity to increase the size of your account. If after the 60 days notice period, your account remains below $1,000, the Fund may close your account and send you the proceeds. The Fund will not close your account, however, if it falls below $1,000 solely as a result of a reduction in your account's market value.

Transferring Registration - If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or Taxpayer Identification Number and how dividends and capital gains are to be distributed; (4) signature guarantees; and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Lost Accounts - The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

How To Contact The Fund - For more information about the Fund or your account, you may write to the Fund at:

Satuit Capital Small Cap Fund
c/o Commonwealth Shareholder Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Or you may call toll free at (800) 567-4030.

                         WHEN AND HOW NAV IS DETERMINED

The Fund's share price, called its NAV, is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Trust is informed that the NYSE will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's shares, subtracting any liabilities and then dividing by the total number of shares outstanding.

Shares are bought, sold or exchanged at the NAV determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

If a security or securities that the Fund owns are traded when the NYSE is closed (for example in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions. When the Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid.

When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Long-Term vs. Short-Term Capital Gains:

o Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.
o Short-term capital gains are realized on securities held by the Fund for less then one year and are part of your dividend distributions.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund's portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund's long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Fund's share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund's portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Adviser to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser identifies as market timing, the Adviser will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of Fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

                           FEDERAL TAX CONSIDERATIONS

Your investment will have tax consequences that you should consider. Some of the more common federal income tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders. For more detailed information regarding tax considerations, see the Fund's SAI.

Taxes On Distributions - The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to local, state and federal taxes. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Under current law, certain income distributions paid by the Fund to individual taxpayers are taxed at rates equal to those applicable to net long-term capital gains (generally, 15%). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the Fund itself.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31st of each year (by January 31st).

Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

Taxes On Sales Or Redemptions Of Shares - The sale of Fund shares is a taxable transaction for Federal income tax purposes. Selling shareholders of the Fund will generally recognize gain or loss in an amount equal to the difference between the shareholder's adjusted tax basis in the shares sold and the amount received. If the shares are held as a capital asset, the gain or loss will be a capital gain or loss.

"Buying A Dividend" - All distributions reduce the NAV of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do purchase shares prior to a distribution, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Tax Withholding - By law, the Fund must withhold 28% of your taxable distribution and proceeds if you (1) have failed to provide a correct taxpayer identification number (TIN); (2) are subject to backup withholding by the Internal Revenue Service (IRS); (3) have failed to provide the Fund with the certifications required by the IRS to document that you are not subject to backup withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

The foregoing briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund's shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

                             PERFORMANCE COMPARISONS

Advertisements and other sales literature may refer to the Fund's total return. The total return for the one, five and ten-year periods (or for the life of the Fund until the Fund is in existence for such longer periods) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods. All data is based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and Fund operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and strategies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

Custodian - UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Transfer Agent and Dividend Disbursing Agent - Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI") acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Counsel and Independent Registered Public Accounting Firm - Legal matters in connection with the issuance of shares of beneficial interest of the Fund are passed upon by Blank Rome, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174. __________________, located at __________________ have been selected as the Fund's independent registered public accounting firm.



                              FINANCIAL HIGHLIGHTS

The Fund commenced operations as a separate portfolio of The World Funds, Inc. On _____________, 2007, the Predecessor Fund was reorganized as a new portfolio of the Trust. The financial highlights table is intended to help you understand the Fund's (and the Predecessor Fund's) financial performance for the period of the Fund's (and the Predecessor Fund's) operations. As of the date of this prospectus, Class A , Class B and Class C shares of the Fund have not been offered. The information in the Fund table is for Class Y shares. Certain information reflects financial results for a single Fund share.

.. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in shares of the Fund (and the Predecessor Fund), assuming reinvestment of all dividends and distributions. The Predecessor Fund's financial highlights for the period ended August 31, 2007 have been audited by _____________________, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund (and the Predecessor Fund) is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                                  ORGANIZATION

The Satuit Capital Small Cap Fund is a series of Satuit Capital Management Trust, a Delaware statutory trust that is registered with the SEC as an open-end, management investment company. The shares of Satuit Capital Management Trust may be offered in series in addition to the Satuit Capital Small Cap Fund with distinct and separate investment objectives, strategies and policies.

It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Delaware state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.


                             ADDITIONAL INFORMATION

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 567-4030.

                              FOR MORE INFORMATION

Adviser
  Satuit Capital Management, LLC
  2807 Gaston Gate
  Mt. Pleasant, South Carolina 29466

Legal Counsel
  Blank Rome LLP
  The Chrysler Building
  405 Lexington Avenue
  New York, New York 10174


Independent Registered Public Accounting Firm
  -----------------------
  -----------------------

Distributor
  First Dominion Capital Corp.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235

Transfer Agent
  Fund Services, Inc.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235

Administrator
  Commonwealth Shareholder Services, Inc.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235

Custodian
  UMB Bank, N.A.
  928 Grand Blvd., 5th Floor
  Kansas City, Missouri 64106

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during its most recent fiscal year.

For more information about the Fund, you may wish to refer to the Fund's SAI dated _________, 2007 which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports and the SAI by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 567-4030 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Trust's website @ http://www.satuitcapital.com.

General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street, NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-10103)

[GRAPHIC OMITTED][GRAPHIC OMITTED]





                                 SATUIT CAPITAL
                                 SMALL CAP FUND

                                 Class Y shares


                                   a series of
                         SATUIT CAPITAL MANAGEMENT TRUST


                                [GRAPHIC OMITTED]


                                   PROSPECTUS
                               [GRAPHIC OMITTED]





Prospectus dated ____________, 2007

                         SATUIT CAPITAL SMALL CAP FUND
                       Class A, Class B and Class C shares

                                   a series of

                         SATUIT CAPITAL MANAGEMENT TRUST



                       Prospectus dated ____________, 2007





                         SATUIT CAPITAL MANAGEMENT, LLC
                                     Adviser


The Satuit Capital Small Cap Fund (the "Fund"), a series of Satuit Capital Management Trust, seeks to provide investors with capital appreciation by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small capitalization companies ("small-cap companies"), companies within the market capitalization range of companies in the Russell 2000(R) Index at reconstitution each June ($261.8 million to $2.5 billion as of June 2007), that Satuit Capital Management, LLC (the "Adviser") believes exhibit reasonable valuations and favorable growth prospects.

This prospectus concisely describes the information about the Fund that you should know before investing. Please read it carefully before investing and retain it for future reference.


These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                             Page

RISK/RETURN SUMMARY.............................................1
WHO MAY WANT TO INVEST IN THE FUND..............................2
PERFORMANCE.....................................................2
FEE TABLE.......................................................4
INVESTMENT STRATEGIES...........................................5
RISKS...........................................................6
DISCLOSURE OF PORTFOLIO HOLDINGS................................7
MANAGEMENT......................................................7
YOUR ACCOUNT...................................................10
HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES.....................10
DISTRIBUTION ARRANGEMENTS......................................12
HOW TO SELL (REDEEM) SHARES OF THE FUND........................18
WHEN AND HOW NAV IS DETERMINED.................................20
DISTRIBUTIONS..................................................21
FEDERAL TAX CONSIDERATIONS.....................................23
PERFORMANCE COMPARISONS........................................24
FINANCIAL HIGHLIGHTS...........................................24
ORGANIZATION...................................................25
ADDITIONAL INFORMATION.........................................25
FOR MORE INFORMATION...........................................25

                               RISK/RETURN SUMMARY

The following discussion describes the investment objective and principal investment strategies and risks of the Satuit Capital Small Cap Fund (the "Fund"). The investment objective of the Fund is a fundamental policy and cannot be changed without the approval of a majority of the Fund's outstanding shares. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

INVESTMENT OBJECTIVE - The Fund's investment objective is to provide investors with capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES - The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small-cap companies. The Adviser considers a company to be a small-cap company when its market capitalization, at the time of purchase, is within the market capitalization range of companies in the Russell 2000(R) Index at reconstitution each June ($261.8 million to $2.5 billion as of June 2007). The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. small-cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investment securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List. The Adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND - Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the net asset value (the "NAV"), total return and value of the Fund and your investment.

o.....Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

o Investment In Small-Cap Companies: The Fund invests principally in companies with small market capitalization or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (i) they may lack depth of management; (ii) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (iii) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

                 WHO MAY WANT TO INVEST IN THE FUND

We designed the Fund for investors desiring an investment alternative and who seek one or more of the following:

o     a long-term investment horizon;
o     long-term capital appreciation;
o     a stock fund to  compliment  a portfolio  of more  conservative investments;
o     a  stock   fund  that  uses  a  balanced   approach   of  value
      and  growth investing; and/or
o     a stock fund that invests in U.S. small-cap companies.

The Fund may NOT be suitable for you if:

o     You need regular income or stability of principal;
o You are pursuing a short-term goal or investing emergency reserves; and/or
o     You are pursuing an investment strategy that is highly speculative.

                                   PERFORMANCE

The Fund commenced operations on March 1, 2000 as a separate portfolio of The World Funds, Inc. (the "Predecessor Fund"). The Fund was reorganized as a separate series of the Satuit Capital Management Trust on ______________, 2007. The Fund has the same investment strategy as the Predecessor Fund. However, prior to April 10, 2007, the Predecessor Fund's investment strategy was to invest at least 80% of the Fund's assets in genomics related issues. The Adviser was appointed as investment sub-adviser to the Predecessor Fund on January 15, 2003 and prior to such date had no affiliation with the Predecessor Fund. Accordingly, performance information set forth in the bar chart and table represents the performance of the Predecessor Fund's former investment strategy and, for the information related to the time period prior to January 15, 2003, the Predecessor Fund's former investment adviser.

The bar chart and table presented on page ____ show how the Predecessor Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. As of the date of this prospectus, the Fund has not offered Class A, Class B or Class C shares of the Fund. The bar chart shows how the performance of Class Y shares of the Predecessor Fund has varied from year to year. The bar chart figures do not include any sales charges that investors will pay when they buy or sell Class Y shares of the Fund. If sales charges were included, the returns would be lower. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Class Y shares of the Fund are offered in a separate prospectus. Class A, Class B and Class C shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. If the returns of Class Y shares were restated to reflect the front-end sales charge that you pay when buying Class A Shares, the returns would be lower. In addition, the average annual total returns for Class A, Class B and Class C shares would be different than the figures shown below because each class of shares has different expenses. The table compares the calendar year average annual total returns of the Predecessor Fund's Class Y shares to the Standard and Poor's 500 Index, the Russell 2000 Index and the NASDAQ Composite Index. Keep in mind that the Predecessor Fund's past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

bar chart goes here]

2001    (42.67%)
2002    (61.46%)
2003     63.29%
2004     17.83%
2005      7.89%
2006     (0.61%)

[end bar chart]

During the years shown in the bar chart, the highest return for a calendar quarter was 36.29% (quarter ending June 30, 2001) and the lowest return for a calendar quarter was (46.76%) (quarter ending March 31, 2001).


                                       Average Annual Total Return
                                 (for the year ending December 31, 2006)

                                      One Year Five Years   Since Inception
                                                            (March 1, 2000)

Return Before Taxes                     (6.32%)   (5.61%)  (15.43%)
Return After Taxes on Distributions(1) (6.32%) (5.61%) (15.59%) Return After Taxes on Distributions
  and Sale of Fund Shares(1)            (4.11%)   (4.65%)  (11.98%)
Class A Shares(2)                        X.XX%     X.XX%     X.XX%
Class B Shares(3)                        X.XX%     X.XX%     X.XX%
Class C Shares(4)                        X.XX%     X.XX%     X.XX%

[GRAPHIC OMITTED]

Russell 2000 Index(5)(6)                18.37%    11.39%     5.97%
Standard and Poor's 500 Index(6)(7)     15.79%     6.19%     2.06%
NASDAQ Composite Index(8)               10.39%     4.98%    (9.06%)

(1) After-tax returns are shown for Class Y shares only. After tax returns for Class A, Class B and Class C shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) As of the date of this prospectus, Class A Shares have not commenced operations. These returns represent the performance of the Class Y shares of the Fund but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Class A Shares. Class A Shares are also subject to distribution fees at an annual rate of 0.35% of the Fund's Class A Shares assets. If the performance of Class Y shares of the Fund had been reduced by these distribution fees, the average annual total returns for Class Y shares would have been lower.

(3) As of the date of this prospectus, Class B Shares have not commenced operations. These returns represent the performance of the Class Y shares but they have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Class B Shares within six years of the date of purchase. Class B Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Fund's Class B Share assets. Had the performance of the Class Y shares of the Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

(4) As of the date of this prospectus, Class C Shares have not commenced operations. These returns represent the performance of the Class Y shares but they have been restated to include the effect of the 2.00% deferred sales charge payable on redemptions of Class C Shares within two (2) years of purchase. Class C Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Fund's Class C Share assets. Had the performance of the Class Y shares of the Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

(5) The Russell 2000 Index (the "Russell Index") is a market capitalization index that measures the performance of 2000 small-cap stocks in various industries. The Russell Index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

(6) The Predecessor Fund has historically used the Standard and Poor's 500 Index to measure its relative performance. Effective immediately, the Fund will start using the Russell Index to measure its performance. The Russell Index is a more accurate comparison for Fund's portfolio characteristics.

(7) The Standard & Poor's 500 Index is an unmanaged index consisting of the common stocks of 500 publicly traded U.S. companies. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

(8) The NASDAQ Composite Index is a broad based market capitalization-weighted index of all domestic and international based common stocks listed on The NASDAQ Stock Market. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

                                    FEE TABLE

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The maximum transaction costs and total annual expenses associated with investing in shares of the Fund are described in the table below and are further explained in the example that follows:

--------------------------------------------------------------
Shareholder Transaction Fees (fees paid directly from your investment)
--------------------------------------------------------------
--------------------------------------------------------------
                                        Class  Class  Class
                                        A       B       C
--------------------------------------------------------------
--------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on  5.75%  None    None
Purchases(1)
--------------------------------------------------------------
--------------------------------------------------------------
Maximum Deferred Sales Charge (Load)    None(2)5.00%(3)2.00%(4)
--------------------------------------------------------------
--------------------------------------------------------------
Sales Charge (Load)Imposed on           None   None    None
Reinvested Dividends
--------------------------------------------------------------
--------------------------------------------------------------
Redemption Fees(5)                      None   None    None
--------------------------------------------------------------
--------------------------------------------------------------
Exchange Fees(6)                        None   None    None
--------------------------------------------------------------
--------------------------------------------------------------
Estimated Annual Operating Expenses(expenses that are deducted from Fund assets)
--------------------------------------------------------------
--------------------------------------------------------------
Management Fee                          1.00%  1.00%   1.00%
--------------------------------------------------------------
--------------------------------------------------------------
Distribution(12b-1) and Service Fees(7) 0.35%  1.00%   1.00%
--------------------------------------------------------------
--------------------------------------------------------------
Other Operating Expenses(8)             x.xx%  x.xx%   x.xx%
--------------------------------------------------------------
--------------------------------------------------------------
Total Annual Fund Operating Expenses    x.xx%  x.xx%   x.xx%
--------------------------------------------------------------
--------------------------------------------------------------
Fee Waiver and/or Expense               x.xx%  x.xx%   x.xx%
Reimbursements(9)
--------------------------------------------------------------
--------------------------------------------------------------
Net Expenses                            1.95%  2.60%   2.60%
--------------------------------------------------------------

(1) As a percentage of offering price. Reduced rates apply to purchases of Class A Shares over $50,000, and the sales charge is waived for certain classes of investors.
(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.
(3) A 5.00% contingent deferred sales charge as a percentage of the original purchase price will apply to any redemption of Class B Shares made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four you will pay 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge on Class B Shares is eliminated after the sixth year. Class B Shares automatically convert to Class A Shares eight years after the calendar month end in which the Class B Shares were purchased.
(4) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two (2) years. The charge is a percentage of the net asset value at the time of purchase.
(5) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.
(6) A shareholder may be charged a $10 fee for each telephone exchange.
(7) The Board of Trustees (the "Board") of the Satuit Capital Management Trust (the "Trust") has approved a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution and service fees to the distributor of the Fund. See "Distribution Arrangements- Rule 12b-1 Fees." The 12b-1 fees may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.
(8) "Other Operating Expenses" include estimated amounts, for the initial fiscal year, of Fund expenses such as administrative, custody, transfer agency and shareholder servicing fees. However, "Other Operating Expenses" do not include estimates related to portfolio trading commissions and related expenses as determined under generally accepted accounting principles.
(9) In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Fund. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Class A Shares is limited to 1.95%, and the Fund's Class B and Class C shares are limited to 2.60% for the first three years following commencement of operations of the applicable class. The Adviser will be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three years, less any reimbursement previously paid.

Example:

The following expense examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The examples also assume that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------
                  1 Year        3 Years      5 Years      10 Years
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A            $xxx          $xxx          $xxx         $xxx
Shares(1)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B            $xxx          $xxx          $xxx         $xxx
Shares(2)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C            $xxx          $xxx          $xxx         $xxx
Shares(3)
----------------------------------------------------------------------

(1) With respect to Class A Shares, the above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

(2) With respect to Class B Shares, the above examples assume payment of the applicable contingent deferred sales charge at the time of redemption and the conversion of Class B Shares to Class A Shares for the 10 year period.

(3) With respect to Class C Shares, the above examples assume payment of the applicable deferred sales charge.

If you hold Class B or Class C shares, and you did not sell your shares during the periods indicated, your costs would be:

----------------------------------------------------------------------
                  1 Year        3 Years      5 Years      10 Years
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B Shares     $xxx          $xxx          $xxx         $xxx
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C Shares     $xxx          $xxx          $xxx         $xxx
----------------------------------------------------------------------

The examples do not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

                 INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective -- The investment objective of the Fund is capital appreciation.

Principal Investment Strategies - The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small-cap companies. The Adviser considers a company to be a small-cap company when its market capitalization, at the time of purchase, is within the market capitalization range of companies in the Russell 2000(R) Index at reconstitution each June ($261.8 million to $2.5 billion as of June 2007). The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of small-cap companies. This is not a fundamental policy and may be changed by the Board without a vote of shareholders, upon sixty (60) days' prior notice.

The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. small-cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the "Focus List."

The Adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

The Adviser will constantly monitor the Fund's investment portfolio positions for adverse changes in the Fund's investment portfolio. Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

Temporary Defensive Strategy - At times, the Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result, during these periods, the Fund may not achieve its objective.

Portfolio Turnover - As stated above, the Adviser recognizes that investment management is a dynamic process and thus will constantly monitor and reevaluate the Fund's investments in order to maximize, to the extent possible, the capital appreciation of the investment portfolio. This process allows the Adviser to determine whether any of the Fund's investments have lost value or whether securities not held by the Fund seem poised for growth under developing market conditions and to adjust the Fund's holdings accordingly. The Adviser does not anticipate this process to result in high portfolio turnover and does not intend to aggressively trade the Fund's assets. The Fund expects that its annual portfolio turnover rate will be, under normal conditions, between 100% and 200%. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

                                      RISKS

All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment. The following describes the primary risks of investing in the Fund based on the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved.

Stock Market Risks - The NAV of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

Stock Selection Risks - Like all managed funds, there is a risk that the Adviser's strategy for managing the Fund may not achieve the desired results.

The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

Investment In Small-Cap Companies - The Fund invests principally in companies with small market capitalization or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (i) they may lack depth of management; (ii) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (iii) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following:
(1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. To the extent that securities of small companies are not liquid, the Fund will limit its investments in such securities to not more than 15% its of assets. You should expect that the value of Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Investment In Micro-Cap Companies - Certain of the Fund's investments may be considered investments in micro-cap companies (companies with a market capitalization of between $200 million and $500 million). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may ever be established. The increased risk involved with investing in micro-cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the NAV of the Fund will be more susceptible to sudden and significant losses.

Temporary Defensive Positions -- When the Fund's management believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds or certificates of deposits. When the Fund is in a temporary defensive position it may not achieve its investment objective of capital appreciation.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Board - The business of the Fund is managed under the direction of the Board of Trustees (the "Board") of Satuit Capital Management Trust (the "Trust"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund.

The Adviser - Satuit Capital Management, LLC, 2807 Gaston Gate, Mt. Pleasant, South Carolina 29466, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). As of June 30, 2007, the Adviser had approximately $155 million in assets under management.

Robert J. Sullivan, Chairman of the Trust, is the majority owner of the Adviser. John Pasco, III, owner of the principal underwriter of the Fund, owns an interest in the Adviser through Commonwealth Capital Management, LLC. Under the Advisory Agreement, the Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund.

In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Fund. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Class A Shares is limited to 1.95%, and the Fund's Class B and Class C shares are limited to 2.60% for the first three years following commencement of operations of the applicable class. The Adviser will be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three years, less any reimbursement previously paid.

A discussion regarding the basis for the Board's approval of the investment advisory contract will be available in the Predecessor Fund's Annual Report to Shareholders for the period ended August 31, 2007.

Investment Committee - The Adviser's investment committee (the "Investment Committee") is charged with the overall management of the Fund's portfolio, including development and implementation of overall portfolio strategy and the day-to-day management of the portfolio. Members of the Investment Committee include: (1) Mr. Robert J. Sullivan, Chief Investment Officer; (2) Mr. Robert Johnson, Senior Equity Analyst; and (3) Mr. Jeffrey MacCune, Director of Equity Trading and Operations (collectively, the "Committee Members"). The Investment Committee has the ultimate determination of a potential investment's overall attractiveness and suitability, taking into account the Fund's investment objective and other comparable investment opportunities.

Committee Member Year   Employer      Position(s) over the past 5
                 joined               years
                 Fund

Mr. Robert J.   2000   Satuit           Chairman and majority owner
Sullivan               Capital          of Satuit Capital Management,
                       Management, LLC. LLC (2000 to present)

Mr. Robert       2006   Satuit          Senior Equity Analyst for the
Johnson                 Capital         Adviser. Mr. Johnson's
                        Management,     career includes employment
                        LLC             with Putnam
                                        Management, Smith (September Barney,
                                        Wood Struthers &
                                        2006 to Winthrop, First Boston Corp,
                                        present) BZW and
                                        Credit Lyonnaise.  Most recently Mr.
                                        Johnson was employed at
                                        Adams Harkness & Hill which was recently acquired by Canaccord and subsequently named Canaccord Adams. Mr. Johnson began his employment at Adams Harkness in May
                                        1992 and retired in December of 2002.
                                        From 2002 to 2006, Mr. Johnson acted as
                                        a consultant to Satuit Capital
                                        Management, LLC and began his full time
                                        employment with the firm in September
                                        of 2006. Mr. Johnson's responsibilities
                                        at Adams Harkness & Hill included
                                        Institutional Sales coverage of a wide
                                        and distinguished group of Institutional
                                        Asset Management firms in Boston, New
                                        York, San Francisco, and Montreal.
                                        Further, Mr. Johnson's
                                        responsibilities included management of
                                        the Institutional Research and Sales
                                        morning meetings, coordinating the flow
                                        and prioritizing the firm's daily
                                        research call activity. Mr. Johnson
                                        was also the founder of the Boston based
                                        Downtown Discussion Club of which he
                                        ran for over 30 years and is a member
                                        of the Boston Society of Securities
                                        Analysts.

Mr. Jeffrey     2007   Satuit           Director of Equity Trading
MacCune                Capital          and Operations for the
                       Management,      Adviser.   Prior  to   joining
                       LLC (January     Satuit   Capital   Management,
                       2007 to          LLC in  January  of 2007,  Mr.
                       present)         MacCune  was a  consultant  to
                                        Satuit   Capital   Management,
                                        LLC from June of 2005  through
                                        December   2006.  Mr.  MacCune
                                        was    employed    by   Boston
                                        Institutional   Services  from
                                        June  2004  to  May  of  2005.
                                        Prior  to  that,  Mr.  MacCune
                                        was     employed    at    W.R.
                                        Hambrecht   from   April  2004
                                        through  May  2004 as a Senior
                                        Sales   Trader.   From  August
                                        2001 through  April 2004,  Mr.
                                        MacCune  acted as a consultant
                                        to Satuit Capital  Management,
                                        LLC.   Prior   to   that   Mr.
                                        MacCune   was    employed   by
                                        Deutsche  Bank from April 1993
                                        to  2001.  Mr.  MacCune  began
                                        his investment  career in 1985
                                        as    Vice     President    of
                                        Institutional   Equities  with
                                        Lehman Brothers.

The SAI provides additional information about the Committee Members' compensation, other accounts managed by the Committee Members and the Committee Members' ownership of shares of the Fund.

Other Expenses - The Fund pays certain operating expenses directly, including, but not limited to custodian, audit and legal fees, costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices and reports to shareholders, insurance expenses and costs of registering its shares for sale under federal and state securities laws.

                                  YOUR ACCOUNT

Types of Accounts - If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

Individual, Sole Proprietorship and Joint Accounts. Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

Uniform Gift or Transfer To Minor Accounts (UGMA OR UTMA). Depending on the laws of your state, you may set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give a child up to $10,000 per year without paying Federal gift tax under the Uniform Gift (or Transfers) to Minors Act. To open a UGMA or UTMA account, you must include the minor's social security number on the application, and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

Corporate and Partnership Accounts. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

o For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

o For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

o An authorized officer of the corporation or other legal entity must sign the application.

Trust Accounts. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

             HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES

Once you have chosen the type of account that you want to open, you are ready to establish an account.

General Information - The Fund does not issue share certificates. You will receive quarterly account statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your account statement. During unusual market conditions, the Fund may temporarily suspend or discontinue any service or privilege.

Purchasing Shares - Shares of the Fund may be purchased directly from First Dominion Capital Corp. ("FDCC" or the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Shares of the Fund are also offered through financial supermarkets, investment advisers and consultants, and other investment professionals. Investment professionals who offer shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. A sales charge may apply to your purchase, exchange or redemption of Fund shares.

Customer Identification Program - Federal regulations require that the company through which you open an account obtain certain personal information about you when opening a new account. As a result, the company must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o     Residential   or  business   street   address   (although  post
      office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the company may restrict your ability to purchase additional shares until your identity is verified. The company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment in each class of shares of the Fund is $1,000. Additional investments in each class must be in amounts of $250 or more. The minimum initial investment in retirement accounts (such as an IRA) is $1,000. Additional investments in retirement accounts must be in amounts of $250 or more. The Fund retains the right to waive the minimum initial investment or to refuse to accept an order.

Share Class Alternatives -- The Fund is authorized to offer investors four different classes of shares, three of which, Class A, Class B and Class C shares, are described in this prospectus. Class Y shares are offered in a separate prospectus. Class A Shares are subject to a maximum front-end sales charge of 5.75% and a distribution and service fee. If you are in a category of investors who may purchase Class A Shares without the imposition of a front-end sales charge, you will be subject to a deferred sales charge of 2.00% on Class A Shares redeemed within three hundred sixty (360) days of purchase. Class B Shares have no front-end sales charge and are subject to a contingent deferred sales charge on redemption. Class B Shares automatically convert to Class A Shares eight years after the calendar month-end in which the Class B Shares were purchased. Class C Shares are subject to a distribution and service fee and a deferred sales charge of 2.00% on Class C Shares redeemed within two (2) years of purchase. Class C Shares have no conversion feature. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives. For additional details about share class alternatives see "Distribution Arrangements".

Public Offering Price -- When you buy shares of the Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price of Class A Shares is equal to the Fund's NAV plus an initial sales charge, if any. The public offering price of Class B and Class C shares is equal to the Fund's NAV. For more information on how we price shares, see "WHEN AND HOW NAV IS DETERMINED". The Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. Class A Shares are subject to a front-end sales charge, a distribution and service fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

----------------------------------------------------------------
                                   Sales Charge
                                as a Percentage of
----------------------------------------------------------------
----------------------------------------------------------------
                                                    Dealer
                                                    Discount
      Amount of Purchase                  Net       as
 at the Public Offering Price  Offering   Amount    Percentage
                               Price(1)   Invested  of
                                                    Offering
                                                    Price
----------------------------------------------------------------
----------------------------------------------------------------
Less than $50,000              5.75%      6.10%     5.00%
----------------------------------------------------------------
----------------------------------------------------------------
$50,000  but  less  than       4.50%      4.71%     3.75%
$100,000
----------------------------------------------------------------
----------------------------------------------------------------
$100,000  but less  than       3.50%      3.63%     2.75%
$250,000
----------------------------------------------------------------
----------------------------------------------------------------
$250,000  but less  than       2.50%      2.56%     2.00%
$500,000
----------------------------------------------------------------
----------------------------------------------------------------
$500,000  but less  than       2.00%      2.04%     1.75%
$1,000,000
----------------------------------------------------------------
----------------------------------------------------------------
$1,000,000 or more             1.00%      1.01%     1.00%
----------------------------------------------------------------

(1) The term "Offering Price" includes the front-end sales charge.

If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within 360 days of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 2.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, we will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.


The Fund reserves the right to waive the deferred sale charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board of Directors have approved this waiver and the imposition of a 2.00% redemption fee to discourage market timing. If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares less than 360 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The redemption fee is computed based a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 2.00% of the offering price and of the net amount invested.

The Fund will use the first-in, first-out ("FIFO") method to determine the 360 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 360 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 360 day period from the date of purchase.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short time trading effected through these financial intermediaries.

Sales charge reductions and waivers -- To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund's transfer agent or your financial intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the Fund's transfer agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund's transfer agent can verify your eligibility for the reduction or exception. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the Fund's transfer agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that financial intermediary and other financial intermediaries. Consult the Fund's Statement of Additional Information for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation -- After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention -- A reduced sales charge on Class A Shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member -- You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-End Sales Charges -- Class A Shares

No sales charge shall apply to:

(1) reinvestment of income dividends and capital gain distributions;
(2) exchanges of one fund's shares for those of another fund;
(3) purchases of   Fund shares made by current or former
   directors, officers, or employees, or agents of the Company, CCM, First Dominion Capital Corp., and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;
(4) purchases of Fund shares by the Fund's distributor for their own investment account and for investment purposes only;
(5) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;
(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;
(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;
(8) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;
(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and
(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Class B Shares -- Class B Shares have no front-end sales charge, so that the full amount of your purchase is invested in the Fund. Class B Shares are subject to a contingent deferred sales charge on redemption. They automatically convert to Class A Shares after eight years, at which time applicable Rule 12b-1 Distribution and Service Fees are reduced. The following is a schedule of the contingent deferred sales charge:

----------------------------------------------------------------------
 Year 1    Year 2  Year 3   Year 4  Year 5   Year 6  Year 7   Year 8
----------------------------------------------------------------------
----------------------------------------------------------------------
5.00%     4.00%    3.00%    3.00%    2.00%   1.00%    None    None
----------------------------------------------------------------------

Class C Shares -- Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. FDCC pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within two years of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a 12b-1 Distribution and Service Fee as described below under "Rule 12b-1Fees".

Waiver Of Deferred Sales Charge -- Class C Shares

The deferred sales charge on Class C Shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;
(2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and
(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's distributor. Detailed information about these programs is also available at www.theworldfunds.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain.

Rule 12b-1 Fees -- The Board has adopted a Plan of Distribution for the Fund's shares pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Pursuant to the Rule 12b-1 Plan, the Fund may finance certain activities or expenses that are intended primarily to result in the sale of its shares. The Fund finances these distribution activities through payments made to the distributor. The fee paid to the distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.35% for Class A Share expenses and 1.00% for Class B Share and Class C Share expenses. With respect to the Class B and Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the distributor to provide such services. The Fund may pay such distribution fees for activities and expenses borne in the past 12 months in connection with the distribution of its shares as to which no Rule 12b-1 Plan distribution fee was paid because of the expense limitation. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

General - The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

Method of Purchase.

By Telephone - To open an account by telephone, call (800) 567-4030 to obtain an account number and instructions. We will take information necessary to open your account, including your social security or tax identification number, over the phone. Please be sure to specify which class of shares you choose to invest in.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruct your bank to wire funds to:

Wachovia
Richmond, Virginia
ABA #051400549
Acct #2000020419624
"Satuit Funds"
For further credit to:  (name and/or taxpayer identification number)

You will then need to mail a signed account application to:

Satuit Capital Small Cap Fund
c/o First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

By Mail - You may also open an account by mailing a completed and signed account application, together with a check made payable to the Fund, to:

Satuit Capital Small Cap Fund
c/o First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Please be sure to specify which class of shares you choose to invest in.

Automatic Investment Plans - You may invest a specified amount of money in the Fund once or twice a month on specified dates pursuant to an Automatic Investment Plan ("AIP"). These payments are taken from your bank account by automated clearinghouse ("ACH") payment. The minimum investment for an AIP is $100. To open an AIP account, call or write to us to request an "Automatic Investment" form. Complete and sign the form, and return it to us along with a voided check for the bank account from which payments will be made.

Transactions Through Third Parties - You may buy and sell shares of the Fund through certain brokers (and their authorized agents) that have made arrangements with the Fund's Distributor to sell Fund shares. When you place your order with such a broker or its authorized agent, your order is treated by the broker as if you had placed it directly with the Fund, and you will pay or receive the next price calculated by the Fund. The broker (or authorized agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's current prospectus. The broker (or its authorized agent) may charge you a fee for handling your order.

How to Pay for Your Purchase of Shares - You may purchase shares of the Fund by check, ACH payment, or wire. All payments must be in U.S. dollars.

Checks. All checks must be drawn on U.S. banks and made payable to "Satuit Capital Small Cap Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH Payments. Instruct your financial institution to make an ACH payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

Wires. Instruct your financial institution to make a Federal funds wire payment to us. Your financial institution may charge you a fee for this service.

Limitations on Purchases - The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

Cancelled or Failed Payments - The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to non-payment. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs. We will not accept cash or third-party checks for the purchase of shares.

In compliance with the USA PATRIOT ACT of 2001, please note that the Fund's Transfer Agent will verify certain information on your account application as part of the Trust's Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P. O. Box will not be accepted. Please call (800) 567-4030 if you need additional assistance when completing your account application.

If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

               HOW TO SELL (REDEEM) SHARES OF THE FUND

You have the right to sell ("redeem") all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge. See "Redemption Procedures" below. We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption to you within seven (7) calendar days after we receive your redemption request. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to fifteen (15) calendar days.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call (800) 567-4030 for further information regarding redemptions. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE "REDEMPTION PROCEDURES"). HOWEVER, WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

Redemption Procedures.

By Mail - To redeem shares of the Fund, your redemption request must be in proper form. To redeem by mail, prepare a written request including:

o Your name(s) and signature(s);
o The name of the Fund, and your account number;
o The dollar amount or number of shares you want to redeem;
o How and where to send your proceeds;
o A signature guarantee, if required (see "Signature Guarantee Requirements");
  and
o Any other legal documents required for redemption requests by corporations, partnerships or trusts.

Mail your request and documentation to:

Satuit Capital Small Cap Fund
c/o Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

By Wire - You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form. Wire requests are only available if your redemption is for $10,000 or more.

To request a wire redemption, mail or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

By Telephone - We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or on a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above). Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

Automatic Redemption - If you own shares of the Fund with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

To set up periodic redemptions automatically, call or write the Fund for an "Automatic Redemption" form. You should complete the form and mail it to the Fund with a voided check for the account into which you would like the redemption proceeds deposited.

Signature Guarantee Requirements - To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

o     Changes to a record name or address of an account;
o Redemption from an account for which the address or account registration has changed within the last 30 days;
o     Sending  proceeds to any  person,  address,  brokerage  firm or bank account not on record;
o     Sending    proceeds   to   an   account    with   a   different
      registration  (name or ownership) from yours; or
o Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Small Accounts - If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 30 days, the Fund will provide you with 60 days written notice in order to allow you a reasonable opportunity to increase the size of your account. If after the 60 days notice period, your account remains below $1,000, the Fund may close your account and send you the proceeds. The Fund will not close your account, however, if it falls below $1,000 solely as a result of a reduction in your account's market value.

Transferring Registration - If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or Taxpayer Identification Number and how dividends and capital gains are to be distributed; (4) signature guarantees; and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Lost Accounts - The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

How To Contact The Fund - For more information about the Fund or your account, you may write to the Fund at:

Satuit Capital Small Cap Fund
c/o Commonwealth Shareholder Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Or you may call toll free at (800) 567-4030.

                         WHEN AND HOW NAV IS DETERMINED

The Fund's share price, called its NAV, is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Trust is informed that the NYSE will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Class A, Class B, Class C or Class Y shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes may vary.

Shares are bought, sold or exchanged at the NAV determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

If a security or securities that the Fund owns are traded when the NYSE is closed (for example in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions. When the Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid.

When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Long-Term vs. Short-Term Capital Gains:

o Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.
o Short-term capital gains are realized on securities held by the Fund for less then one year and are part of your dividend distributions.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund's portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund's long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Fund's share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund's portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Adviser to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser identifies as market timing, the Adviser will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of Fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

                           FEDERAL TAX CONSIDERATIONS

Your investment will have tax consequences that you should consider. Some of the more common federal income tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders. For more detailed information regarding tax considerations, see the Fund's SAI.

Taxes On Distributions - The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to local, state and federal taxes. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Under current law, certain income distributions paid by the Fund to individual taxpayers are taxed at rates equal to those applicable to net long-term capital gains (generally, 15%). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the Fund itself.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31st of each year (by January 31st).

Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

Taxes On Sales Or Redemptions Of Shares - The sale of Fund shares is a taxable transaction for Federal income tax purposes. Selling shareholders of the Fund will generally recognize gain or loss in an amount equal to the difference between the shareholder's adjusted tax basis in the shares sold and the amount received. If the shares are held as a capital asset, the gain or loss will be a capital gain or loss.

"Buying A Dividend" - All distributions reduce the NAV of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do purchase shares prior to a distribution, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Tax Withholding - By law, the Fund must withhold 28% of your taxable distribution and proceeds if you (1) have failed to provide a correct taxpayer identification number (TIN); (2) are subject to backup withholding by the Internal Revenue Service (IRS); (3) have failed to provide the Fund with the certifications required by the IRS to document that you are not subject to backup withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

The foregoing briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund's shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

                             PERFORMANCE COMPARISONS

Advertisements and other sales literature may refer to the Fund's total return. The total return for the one, five and ten-year periods (or for the life of the Fund until the Fund is in existence for such longer periods) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods. All data is based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and Fund operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and strategies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

Custodian - UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Transfer Agent and Dividend Disbursing Agent - Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI") acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Counsel and Independent Registered Public Accounting Firm - Legal matters in connection with the issuance of shares of beneficial interest of the Fund are passed upon by Blank Rome, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174. __________________, located at __________________ have been selected as the Fund's independent registered public accounting firm.



                              FINANCIAL HIGHLIGHTS

The Fund commenced operations as a separate portfolio of The World Funds, Inc. On _____________, 2007, the Predecessor Fund was reorganized as a new portfolio of the Trust. The financial highlights table is intended to help you understand the Fund's (and the Predecessor Fund's) financial performance for the period of the Fund's (and the Predecessor Fund's) operations or the period since the Fund began offering a particular class of shares. As of the date of this prospectus, Class A , Class B and Class C shares of the Fund have not been offered. The information in the Fund table is for Class Y shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in shares of the Fund (and the Predecessor Fund), assuming reinvestment of all dividends and distributions. The Predecessor Fund's financial highlights for the period ended August 31, 2007 have been audited by _____________________, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund (and the Predecessor Fund) is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                                  ORGANIZATION

The Satuit Capital Small Cap Fund is a series of Satuit Capital Management Trust, a Delaware statutory trust that is registered with the SEC as an open-end, management investment company. The shares of Satuit Capital Management Trust may be offered in series in addition to the Satuit Capital Small Cap Fund with distinct and separate investment objectives, strategies and policies.

It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Delaware state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

                             ADDITIONAL INFORMATION

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 567-4030.

                              FOR MORE INFORMATION

Adviser
  Satuit Capital Management, LLC
  2807 Gaston Gate
  Mt. Pleasant, South Carolina 29466

Legal Counsel
  Blank Rome LLP
  The Chrysler Building
  405 Lexington Avenue
  New York, New York 10174


Independent Registered Public Accounting Firm
  -----------------------
  -----------------------

Distributor
  First Dominion Capital Corp.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235

Transfer Agent
  Fund Services, Inc.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235

Administrator
  Commonwealth Shareholder Services, Inc.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235

Custodian
  UMB Bank, N.A.
  928 Grand Blvd., 5th Floor
  Kansas City, Missouri 64106

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during its most recent fiscal year.

For more information about the Fund, you may wish to refer to the Fund's SAI dated _________, 2007 which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports and the SAI by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 567-4030 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Trust's website @ http://www.satuitcapital.com.

General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street, NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-10103)

[GRAPHIC OMITTED][GRAPHIC OMITTED]





                                 SATUIT CAPITAL
                                 SMALL CAP FUND

                 Class A, Class B and Class C shares


                                   a series of
                         SATUIT CAPITAL MANAGEMENT TRUST


                                [GRAPHIC OMITTED]


                                   PROSPECTUS
[GRAPHIC OMITTED]






Prospectus dated ____________, 2007

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                          SATUIT CAPITAL SMALL CAP FUND

                                   a series of
                         SATUIT CAPITAL MANAGEMENT TRUST
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 567-4030




                       STATEMENT OF ADDITIONAL INFORMATION
                                 Class Y Shares



                                _______ __, 2007


                              SUBJECT TO COMPLETION
                           DATED _______________, 2007

This Statement of Additional Information ("SAI") provides general information about the Satuit Capital Small Cap Fund (the "Fund"). This SAI is not a prospectus, but should be read in conjunction with the Fund's prospectus dated ____________. Copies of the prospectus may be obtained from the Fund by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 567-4030.

The Fund commenced operations on March 1, 2000 as a separate portfolio of The World Funds, Inc. (the "Predecessor Fund"). The Fund was reorganized as a separate series of the Satuit Capital Management Trust on ___________ __, 2007. Certain financial information contained in this SAI is that of the Predecessor Fund.

The Predecessor Fund's audited financial statements and notes thereto for the year ended August 31, 2006 and the unqualified report of the Predecessor Fund's independent registered public accounting firm on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended August 31, 2006 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund or calling (800) 567-4030.

                                TABLE OF CONTENTS

                                                                     Page


The Fund..............................................................1
Investment Objective, Principal Strategies and Restrictions...........1
Trustees and Officers................................................10
Investment Advisory and Other Services...............................16
Portfolio Transactions and Allocation of Brokerage...................20
Portfolio Turnover...................................................21
Taxation.............................................................22
Voting and Ownership of Shares.......................................23
Distribution.........................................................24
Computation of Offering Price........................................25
Plan of Distribution.................................................25
Purchase of Shares...................................................27
Redemption of Shares.................................................27
Special Shareholder Services.........................................28
Dividends and Distributions..........................................29
Net Asset Value......................................................29
Investment Performance...............................................30
Counsel and Independent Auditors.....................................33
Other Information....................................................33
Financial Statements.................................................34
Proxy and Corporate Action Voting Policies and Procedures....Appendix A

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.


"Adviser" means Satuit Capital Management, LLC.

"Board" means the Board of the Trust.

"IRS Code" means the Internal Revenue Code of 1986, as amended.

"CSS" means   Commonwealth   Shareholder   Services,   Inc.,
the administrator of the Fund.

"Custodian" means UMB Bank, N.A., the custodian of the Fund's assets.

"FDCC" means First   Dominion   Capital   Corp.,   the principal
underwriter and distributor of the Fund's shares.

"FSI" means Fund Services,   Inc., the transfer and dividend
disbursing agent of the Fund.

"Fund" means the Satuit Capital Small Cap Fund, a separate series of the Trust.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"Predecessor Adviser" means Commonwealth Capital Management, LLC

"Predecessor Fund" means Satuit Capital Management Small Cap Fund, a series of The World Funds, Inc.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Trust" means Satuit Capital Management Trust, a Delaware statutory trust that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund".

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

                                    THE FUND

The Satuit Capital Small Cap Fund (the "Fund") is a series of Satuit Capital Management Trust (the "Trust"), a Delaware statutory trust organized on August 29, 2000. The Fund's principal office is located at 2807 Gaston Gate, Mt. Pleasant, SC 29466. The Fund commenced operations on March 1, 2000 as a separate portfolio of The World Funds, Inc. (the "Predecessor Fund"). The Fund was reorganized as a separate series of the Satuit Capital Management Trust on ___________ __, 2007. The Fund has the same investment strategy as the Predecessor Fund. However, prior to April 10, 2007, the Predecessor Fund's investment strategy was to invest at least 80% of the Fund's assets in genomics related issues. The Adviser was appointed as investment sub-adviser to the Predecessor Fund on January 15, 2003 and prior to such date had no affiliation with the Predecessor Fund. Accordingly, performance information related to the time period prior to April 10, 2007 represents the performance of the Predecessor Fund's former investment strategy and, for performance information related to the time period prior to January 15, 2003, the performance of the Predecessor Fund's former investment adviser.

The Fund is a separate investment portfolio or series of the Trust. As of the date of this SAI, the Fund offers one class of shares to investors, Class Y shares. The Fund is authorized to issue four classes of shares: Class A shares imposing a front-end sales charge of up to a maximum of 5.75% and charging a distribution (i.e., 12b-1) fee; Class B shares charging a maximum contingent deferred sales charge of 5.00% if redeemed within six years of purchase, carrying a higher distribution (i.e., 12b-1) fee than Class A shares, but converting to Class A shares eight years after purchase; Class C shares, imposing no front-end sales charge, imposing a deferred sales charge of 2.00% if shares are redeemed within two (2) years after purchase, and carrying a higher distribution (i.e., 12b-1) fee than Class A shares, with no conversion feature; and Class Y shares, which have no front-end sales charge, have a lower 12b-1 fee than Class A shares and are only available to certain institutional investors and for shareholders who were shareholders in the Fund prior to or on the day the Fund began offering Class A and Class C shares. Each class of shares is substantially the same as they each represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

           INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RESTRICTIONS

The Fund's investment objective is to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small capitalization companies ("small-cap companies"). Satuit Capital Management, LLC (the "Adviser") considers a company to be a small-cap company when its market capitalization, at the time of purchase, is within the market capitalization range of companies in the Russell 2000(R) Index at reconstitution each June ($261.8 million to $2.5 billion as of June 2007). The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of small-cap companies. This is not a fundamental policy and may be changed by the without a vote of shareholders, upon sixty (60) days' prior notice. The Fund's investment objective and fundamental investment restrictions may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund, as defined by the 1940 Act. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board without shareholder approval.

The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. small-cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the "Focus List."

The Adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

The Adviser will constantly monitor the Fund's investment portfolio positions for adverse changes in the Fund's investment portfolio. Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

The Adviser may elect to sell a portfolio security when the reasons for its purchase no longer apply, when return on assets, price to book value or other valuation ratios decline, when the Adviser believes that the market price per share of a security exceeds the inherent value of the company, or when a company's earnings and dividends prospects weaken.

INVESTING IN MUTUAL FUNDS - All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no assurance that its investment objective will be achieved.

STOCK MARKET RISKS - The net asset value of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

STOCK SELECTION RISKS - Like all managed funds, there is a risk that the Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

INVESTMENT IN SMALL-CAP COMPANIES - The Fund invests principally in companies with small market capitalization or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (i) they may lack depth of management; (ii) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (iii) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following:
(i) the less certain growth prospects of smaller companies; (ii) the lower degree of liquidity in the markets for such stocks; and (iii) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. To the extent that securities of small companies are not liquid, the Fund will limit its investments in such securities to not more than 15% its of assets. You should expect that the value of Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

INVESTMENT IN MICRO-CAP COMPANIES - Certain of the Fund's investments may be considered investments in micro-cap companies (companies with a market capitalization of between $200 million and $500 million). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may ever be established. The increased risk involved with investing in micro-cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the NAV of the Fund will be more susceptible to sudden and significant losses.

OTHER INVESTMENT POLICIES AND RESTRICTIONS - The following paragraphs provide a description of other investment policies and restrictions of the Fund. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board without shareholder approval.

INITIAL PUBLIC OFFERINGS - To the extent that IPOs are offered to the Fund, the Fund may participate in IPOs if the security being offered satisfies the Fund's investment criteria as determined by the Adviser. An IPO, initial public offering, is a company's first sale of stock to the public and are primarily used to raise substantial amounts of new capital to support current operations, expansion or new business opportunities and otherwise to implement a company's growth plans. Securities offered in an IPO are often, but not always, those of young, small companies seeking outside equity capital and a public market for their stock. There is no guarantee that the company offering its shares in a public offering will sell a sufficient amount of shares to raise the capital that is needed or that a public market for their shares will ever develop. Investors purchasing stock in IPOs generally must be prepared to accept considerable risks for the possibility of large gains. IPOs by investment companies (closed-end funds) usually include underwriting fees that represent a load to buyers. IPOs are considered speculative investments and can be extremely volatile. As a result, IPOs may have a significant impact on the Fund's performance. There is no guarantee that the IPOs in which the Fund participates will be successful, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance will decrease.

CASH POSITIONS AND TEMPORARY DEFENSIVE STRATEGIES - At times, the Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result, during these periods, the Fund may not achieve its objective.

SHORT-TERM INVESTMENTS - The Fund may invest in any of the following securities and instruments:

BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS - The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Banks may be subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective, strategies and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

SAVINGS ASSOCIATION OBLIGATIONS - The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS - The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by Satuit Capital Management, LLC (the "Adviser") to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs that could not be supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

GOVERNMENT OBLIGATIONS - The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Each of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

ILLIQUID SECURITIES - The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid. The Adviser will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Board, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the Fund's portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

RESTRICTED SECURITIES - The SEC Staff currently takes the view that any delegation by the Board of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board. It is the present intention of the Board, if the Board decides to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Board would consider what action would be appropriate in light of the Staff's position at that time.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase Agreement will be determined on each business day. If at any time the market value of the Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

BORROWING MONEY - Except as specified below, the Fund may only borrow money for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. The Fund may borrow up to one-third of its total assets to avoid the untimely disposition of assets to meet redemptions, in an amount up to 33-1/3% of the value of its assets, provided that the Fund maintains asset coverage of 300% in connection with borrowings, and the Fund does not make other investments while such borrowings are outstanding. Borrowing money involves special risk considerations that may not be associated with other funds having similar objectives and policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing is generally fixed, the net asset value per share of the Fund tends to decrease more when its portfolio assets decrease in value than would otherwise occur if the Fund did not borrow funds. Interest costs on borrowings, however, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INVESTMENT RESTRICTIONS - In addition to the principal investment objectives, policies and risks set forth in the Prospectus and in this SAI, the Fund is subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed without the vote of a majority of the Fund's outstanding securities, as defined in the 1940 Act. Non-fundamental investment restrictions of the Fund may be changed by the Board.

                FUNDAMENTAL INVESTMENT RESTRICTIONS

As fundamental investment restrictions, the Fund will not:

1.    Invest in companies for the purpose of exercising management or control;

2. Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

3.    Purchase or sell commodities or commodity contracts;

4. Invest in interests in oil, gas, or other mineral exploration or development programs;

5. Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

6. Issue senior securities, (except the Fund may engage in transactions such as those permitted by SEC release IC-10666);

7. Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

8. Participate on a joint or a joint and several basis in any securities trading account;

9.    Engage in short sales;

10. Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

11. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund;

12.   Make loans;

13. Except as specified below, the Fund may only borrow money for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. The Fund may borrow money to avoid the untimely disposition of assets to meet redemptions, in an amount up to 33-1/3% of the value of its assets, provided that the Fund maintains asset coverage of 300% in connection with borrowings, and the Fund does not make other investments while such borrowings are outstanding.

14. The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In applying its investment policies and restrictions, except with respect to the Fund's investment restriction concerning borrowing, percentage restriction on investment or utilization of assets is determined at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

              NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund is subject to the following restrictions that are not fundamental and may therefore be changed by the Board without shareholder approval.


The Fund will not:

1.    Invest more than 15% of its net assets in illiquid securities;

2.    Engage in arbitrage transactions; or

3.    Purchase or sell options.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether its has complied with its investment restrictions.

            DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Trust's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten
(10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the Fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Trust and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Trust and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                              TRUSTEES AND OFFICERS

The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. Trustees who are "interested persons", as defined by the 1940 Act, are indicated by asterisk.

-------------------------------------------------------------------------
Name, address and      Position   Number  Principal          Other
year born              held with  of      Occupation(s)      directorships
                       Trust and  funds   during the past    by
                       tenure     in the  five years         Trustees
                                  Trust                      and number
                                  overseen                   of funds
                                                             in complex
                                                             overseen
-------------------------------------------------------------------------
-------------------------------------------------------------------------
* Robert J. Sullivan   Chairman   1       Chairman,          None
2807 Gaston Gate       of the             President and
Mt. Pleasant, SC 29466 Board,             Treasurer of
(1960)                 President          Satuit Capital
                       and                Management Trust,
                       Treasurer          an open-end
                       since              investment
                       December           management
                       2000               company, since
                                          December, 2000;
                                          and Managing Director
                                          and Investment Officer
                                          of Satuit
                                          Capital Management,
                                          LLC, a registered
                                          investment adviser,
                                          from June, 2000 to
                                          Present;
-------------------------------------------------------------------------
Non-Interested Trustees:
-------------------------------------------------------------------------

Anthony J. Hertl       Trustee    1       Consultant to      Z-Seven
8730 Stony Point       since              small and          Fund Inc.
Parkway, Suite 205     October,           emerging           - 1 fund;
Richmond, Virginia     2002               businesses since   Northern
23235                                     2000. Retired in   Lights
(1950)                                    2000 as Vice       Fund Trust
                                          President of       - 13
                                          Finance and        funds;
                                          Administration of  Northern
                                          Marymount          Lights
                                          College,           Variable
                                          Tarrytown, N.Y.    Trust - 13
                                          where he served    funds;
                                          in this capacity   AdvisorOne
                                          for four years.    Funds - 16
                                          Mr. Hertl is a     funds; and
                                          Certified Public   The India
                                          Accountant.        Select
                                                             Fund- 1
                                                             fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Samuel Boyd, Jr.       Trustee    1       Retired. Mr. Boyd  The World
8730 Stony Point       since              was Manager of     Funds,
Parkway                October,           the Customer       Inc. - 10
Suite 205              2002               Services           funds; and
Richmond, VA 23235                        Operations and     World
(1940)                                    Accounting         Insurance
                                          Division of        Trust - 1
                                          the                fund
                                          Potomac
                                          Electric Power
                                          Company from August,
                                          1978 until April,
                                          2005; a Director of
                                          The World Funds,
                                          Inc., a registered
                                          investment company,
                                          since May, 1997; a
                                          Trustee of The World
                                          Insurance Trust,
                                          a registered investment
                                          company, since
                                          May, 2002; and a
                                          Trustee of Janus
                                          Advisors Series Trust,
                                          a registered
                                          investment company,
                                          from 2003 to 2005.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
William E. Poist       Trustee    1       Mr. Poist is a     The World
8730 Stony Point       since              financial and tax  Funds,
Parkway                November           consultant         Inc. - 10
Suite 205              2003               through his firm   funds; and
Richmond, VA 23235                        Management         World
(1939)                                    Consulting for     Insurance
                                          Professionals      Trust - 1
                                          since 1974;        fund.
                                          Director of The
                                          World Funds,
                                          Inc., a
                                          registered
                                          investment
                                          company, since
                                          May, 1997; and
                                          Trustee of The
                                          World Insurance
                                          Trust, a
                                          registered
                                          investment
                                          company,   since
                                          May, 2002.  Mr.
                                          Poist is also a
                                          certified public
                                          accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Paul M. Dickinson      Trustee    1       Mr. Dickinson is   The World
8730 Stony Point       since              President of       Funds,
Parkway                November           Alfred J.          Inc. - 10
Suite 205              2003               Dickinson, Inc.    funds; and
Richmond, VA 23235                        Realtors since     World
(1947)                                    April, 1971;       Insurance
                                          Director of The    Trust - 1
                                          World Funds,       fund.
                                          Inc.,  a
                                          registered
                                          investment
                                          company, since
                                          May, 1997; and a
                                          Trustee of The
                                          World Insurance
                                          Trust, a
                                          registered
                                          investment
                                          company,  since
                                          May, 2002.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Peter L. Smith         Chief      N/A     Chief Compliance   N/A
8730 Stony Point       Compliance         Officer, American
Parkway, Suite 205     Officer            Pension Investors
Richmond, Virginia                        Trust (investment
23235                                     company), and
                                          Chief Compliance
                                          Officer of Yorktown
                                          Management & Research
                                          Company, Inc.
                                          (investment adviser)
                                          since 2004; Chief
                                          Compliance Officer
                                          of Third Millennium
                                          Investment Advisors,
                                          LLC since 2005;
                                          Director of Compliance,
                                          AmeriMutual Funds
                                          Distributor from
                                          2003 to 2006; and
                                          Senior Compliance
                                          Officer, Mutual
                                          Fund Services, FBR
                                          National Bank and
                                          Trust from 2002 to
                                          2003.
-------------------------------------------------------------------------

* Mr. Sullivan is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act. Mr. Sullivan is an interested person because: (1) he is an officer of the Trust; and (2) he is the owner of the investment adviser to the Fund.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and serves for a period of one year, or until his successor is duly elected and qualified.

AUDIT COMMITTEE - The Trust has a standing Audit Committee of the Board composed of Messrs. Hertl, Boyd, Dickinson and Poist. Mr. Hertl acts as the chairperson of such committee. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board. The Audit Committee met four times in the last fiscal year.

CORPORATE GOVERNANCE AND NOMINATING COMMITTEE - The Trust has a standing Corporate Governance and Nominating Committee (the "Governance and Nominating Committee") of the Board composed of Messrs. Hertl, Boyd, Dickinson and Poist. The Governance and Nominating Committee is responsible for the review, evaluation and recommendation of changes to the Trust's policies and procedures, including any changes (if necessary) to the Trust's Articles or By-Laws, relating to corporate governance. The Governance and Nominating Committee is also responsible for corporate governance and the selection and nomination of candidates to serve as trustees of the Trust. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Governance and Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. The Corporate Governance and Nominating Committee met four times in the last fiscal year.

PRICING AND BROKERAGE COMMITTEE - The Trust has a standing Pricing and Brokerage Committee (the "P&B Committee") composed of Messrs. Hertl, Boyd, Dickinson and Poist. Mr. Dickinson acts as the Chairperson of such committee. The functions of the P&B Committee are to monitor the application of the Trust's Valuation Procedures and Brokerage Policies and Procedures in order to ensure that the Fund calculates its NAV on a timely and accurate basis. The Pricing and Brokerage Committee met four times in the last fiscal year.

As of December 31, 2006, the Trustees beneficially owned the following dollar range of equity securities in the Fund:

Name of Trustee                Dollar range of           Aggregate dollar range
                               equity securities in      of equity securities
                               the Fund                  in all funds of the
                                                         Trust overseen by the
                                                         Trustees

Robert J. Sullivan             None                       None
Anthony J. Hertl               None                       None
Samuel Boyd, Jr.               $1-$10,000                 $10,000-$50,000
Paul Dickinson                 $1-$10,000                 $1-$10,000
William Poist                  $1-$10,000                 $1-$10,000

COMPENSATION - The Independent Trustees received $21,600 compensation for their service as Trustees of the Trust. In addition, each Trustee who is not affiliated with the Trust or the Adviser, will be reimbursed for expenses incurred in connection with attending Board and committee meetings. None of the executive officers receives any compensation or expense reimbursement from the Fund. For the fiscal year ended August 31, 2006, the Trustees received the following compensation from the Trust:


Name and position held           Aggregate              Pension or      Estimated       Total
                                 compensation           retirement      annual          compensation
                                 from the               benefits        benefits        from the
                                 Fund** for             accrued as      upon            Trust***
                                 the fiscal             part of        retirement       paid to
                                 year ended             Fund                            Trustees
                                 August                 expenses
                                 31, 2006

*  Robert J. Sullivan, Chairman       $0                N/A               N/A           $0
Anthony J. Hertl, Trustee             $0                N/A               N/A           $5,400
Samuel Boyd, Jr., Trustee             $0                N/A               N/A           $5,400
Paul Dickinson, Trustee               $0                N/A               N/A           $5,400
William Poist, Trustee                $0                N/A               N/A           $5,400



* "Interested person" as defined under the 1940 Act. ** The Fund was reorganized as a separate series of Satuit Capital Management Trust on _______, 2007; therefore, no compensation was paid to the Trustees from the Fund for fiscal year ended August 31, 2006.

*** Amounts reflect compensation paid to the Trustees for Satuit Capital Micro Cap Fund, the other registered mutual fund in the fund complex, for the fiscal year ended October 31, 2006, which is Satuit Capital Micro Cap Fund's fiscal year end.

CODE OF ETHICS - The Trust, the Adviser and the Distributor have each adopted a Code of Ethics (the "Code"), pursuant to Rule 17j-1 of the 1940 Act, which makes it unlawful for any affiliated person of the Fund, Adviser, or Distributor, in connection with the purchase or sale, directly or indirectly, by the person, of a security held or to be acquired by the Fund to (i) employ any device, scheme or artifice to defraud the Fund; (ii) make any untrue statement of a material fact to the Fund or omit to state a material fact necessary in order to make the statements made to the Fund, in light of the circumstances under which they are made, not misleading; (iii) engage in any act, practice or course of business that operates or would operate as a fraud or deceit on the Fund; or (iv) engage in any manipulative practice with respect to the Fund. The Board has determined that personnel of the Trust may engage in personal trading of securities, including with respect to securities purchased and sold by the Fund, subject to general fiduciary principles and compliance with the express provisions of the Code.

It is noted that under the Code: (1) the disinterested Trustees of the Trust are not required to pre-clear personal securities transactions, and (2) the disinterested Trustees need not report transactions where they were not provided with information about the portfolio transactions contemplated for the Fund or executed for the Fund for a period of 15 days before and after such transactions.

PROXY VOTING POLICIES - The Trust is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board has delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling 800-567-4030 and (2) on the SEC's website at http://www.sec.gov. Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner set forth in its Proxy and Corporate Action Voting Policies and Procedures set forth in Appendix A.

PRINCIPAL SECURITIES HOLDERS - As of July 31, 2007, the following persons owned of record or beneficially owned Class Y shares of the Predecessor Fund in the following amount:

Name and address                Number of shares              Percentage of Fund

Charles Schwab & Co., Inc.       1,375,055.89                 35.92%
1014 Montgomery Street
San Francisco, CA  94104

Ameritrade Inc.                    371,071.08                  9.69%
P.O. Box 2226
Omaha, NE  68103-2226

As of July 31, 2007, officers and trustees of the Fund, as a group, owned less than 1.00% of the Fund. As of the same date, officers and trustees of the Predecessor Fund, as a group, owned less than 1.00% of the Predecessor Fund.

              INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISER - Satuit Capital Management LLC, 2807 Gaston Gate, Mt. Pleasant, South Carolina 29466, serves as investment adviser to the Fund. The Adviser is owned and controlled by Mr. Robert J. Sullivan, who is also the Managing Director and Chief Investment Officer of the Adviser. Subject to the general supervision and control of the Board, the Adviser makes investment decisions for the Fund. The Adviser is a privately held limited liability company that is registered as an investment adviser with the SEC. John Pasco, III, owner of the principal underwriter of the Fund, owns an interest in the Adviser through Commonwealth Capital Management, LLC.

Under the terms of its Advisory Agreement with the Fund, the Adviser is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

INVESTMENT ADVISORY AGREEMENT - The Adviser acts as the investment adviser to the Fund pursuant to an Advisory Agreement which has been approved by the Board (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party). Under the terms of the Advisory Agreement between the Trust and the Adviser, the Adviser conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund's investment portfolio. The Adviser provides the Fund with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. In addition, the Adviser pays the salaries and fees of all officers of the Trust who are affiliated with the Adviser.

The Advisory Agreement remains in effect initially for a two year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) and, in either case, by a majority of the Trustees who are not interested persons of the Trust or the Adviser. The Adviser's investment decisions are made subject to the direction and supervision of the Board. The Advisory Agreement provides that the Adviser shall not be liable to the Fund for any error of judgment by the Adviser or for any loss sustained by the Fund except in the case of the Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party upon 60 days' written notice. No person other than the Adviser regularly furnishes advice to the Fund with respect to the desirability of the Fund's investing in, purchasing or selling securities.

In the interest of limiting expenses of the Fund, the Adviser has assumed the obligations of the Predecessor Fund's investment adviser, Commonwealth Capital Management, LLC (the "Predecessor Adviser") under the Predecessor Fund's Expense Limitation Agreement. The assumption of the Predecessor Adviser's obligations was accomplished through an Assignment and Assumption Agreement that was entered into between the Adviser, the Predecessor Adviser, the Fund and the Predecessor Fund. Pursuant to the Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2008 so that the ratio of total annual operating expenses for the Fund's Class Y shares is limited to 1.90%. The Assignment and Assumption Agreement also provides that the Predecessor Adviser will continue to be entitled to the reimbursement of fees waived or reimbursed by the Predecessor Adviser for a period of five years following the Fund's reorganization into the Trust. The Adviser will also be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund for five years following such waiver or reimbursement, provided that the Predecessor Adviser has received all applicable recoupment. The total amount of reimbursement recoverable by the Predecessor Adviser or the Adviser is the sum of all fees previously waived or reimbursed by the Predecessor Adviser or the Adviser, as applicable, less any reimbursement previously paid.

For the year ended August 31, 2006, the Predecessor Adviser earned and waived $51,994 in advisory fees and reimbursed expenses of $54,750. For the year ended August 31, 2005, the Predecessor Adviser waived fees and reimbursed expenses of $114,816. For the year ended August 31, 2004, the Predecessor Adviser waived fees of $72,923 and reimbursed expenses of $37,452.

The total amount of recoverable reimbursements by the Predecessor Adviser as of August 31, 2006 was $590,180, which expires as follows:

           Year Expiring            Amount

           August 31, 2007          $120,933
           August 31, 2008          $124,666
           August 31, 2009          $123,021
           August 31, 2010          $114,816
           August 31, 2011          $106,744

                              INVESTMENT COMMITTEE

The Adviser's investment committee (the "Investment Committee") is charged with the overall management of the Fund's portfolio, including development and implementation of overall portfolio strategy and the day-to-day management of the portfolio. Members of the Investment Committee include: (1) Mr. Robert J. Sullivan, Chief Investment Officer; (2) Mr. Robert Johnson, Senior Equity Analyst; and (3) Mr. Jeffrey MacCune, Director of Equity Trading and Operations (collectively, the "Committee Members"). The Investment Committee has the ultimate determination of a potential investment's overall attractiveness and suitability, taking into account the Fund's investment objective and other comparable investment opportunities.

Other Funds and Accounts Managed.

The following tables provide information about the registered investment companies, other pooled investment vehicles and other accounts managed by the portfolio officers who are primarily responsible for the day-to-day management of the Fund as of August 31, 2006.

                                     Number of All  Total Assets
                                     Other Accounts of All
                                                    Other
                                                    Accounts (in
                                                    millions)

Mr. Sullivan Other Registered        1              $106
             Investment Companies
             Other Pooled            0              $0
             Investment Vehicles
             Other Accounts          0              $0

Mr. Johnson: Other Registered        0              $0
             Investment Companies
             Other Pooled            0              $0
             Investment Vehicles
             Other Accounts          0              $0

Mr. MacCune  Other Registered        0              $0
             Investment Companies
             Other Pooled            0              $0
             Investment Vehicles
             Other Accounts          0              $0

Conflicts of Interest

The Adviser does not believe that any material conflicts exist between Mr. Sullivan's portfolio management of the Fund and his management of the Satuit Capital Micro Cap Fund, a series of shares offered by the Trust.

Committee Member Compensation

Mr. Sullivan is the majority owner of the Adviser. For his services, Mr. Sullivan receives a fixed annual salary plus a bonus that has been fixed for a number of years. In addition, as the majority owner of the Adviser, Mr. Sullivan is entitled to receive distributions from the Adviser's net profits. Mr. Sullivan does not receive compensation that is based upon the Fund's pre- or after-tax performance or the value of assets held by such entities. Mr. Sullivan does not receive any special or additional compensation from the Adviser for his services.

For his services, Mr. Johnson receives a fixed annual salary plus a bonus. Mr. Johnson does not receive compensation that is based upon the Fund's pre- or after-tax performance or the value of assets held by such entities. Mr. Johnson does not receive any special or additional compensation from the Adviser for his services as Senior Equity Analyst.

For his services, Mr. MacCune receives a fixed annual salary plus a bonus. Mr. MacCune does not receive compensation that is based upon the Fund's pre- or after-tax performance or the value of assets held by such entities. Mr. MacCune does not receive any special or additional compensation from the Adviser for his services as Director of Equity Trading and Operations.

As of August 31, 2006, the Portfolio Officers beneficially owned the following dollar range of equity securities in the Fund and in the Trust:

                                                    Aggregate Dollar
                                                    Range of Equity
                            Dollar Range Of         Securities in All
                            Equity Securities       Funds Of The
Name Of Portfolio Officer   In The Fund             Trust

Mr. Sullivan                   $0                   $0
Mr. Johnson                    $0                   $0
Mr. MacCune                    $0                   $0

ADMINISTRATOR - Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), CSS located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. For its services as administrator, CSS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee. CSS also receives an hourly fee, plus out-of-pocket expenses for shareholder servicing and state securities law matters. As provided in an Administrative Agreement with the Predecessor Fund, CSS received fees of $14,932, $23,467 and $15,000 for fiscal years ended August 31, 2004, 2005 and 2006.

CUSTODIAN - UMB Bank, N.A., 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

ACCOUNTING SERVICES - Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports.

CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

DISTRIBUTOR - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Class Y shares within three hundred and sixty (360) days of purchase as described in the prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund as described in the prospectus and this SAI.

The Distributor received the following compensation as a result of the sale of the Predecessor Fund's shares:

Fiscal year or     Net             Compensation      Brokerage      Other
period ended       underwriting    on redemptions    commissions    compensation
August 31st        discounts and   and repurchases
                   commissions


2004                None            $36,211           $31,550       $18,219(1)
2005                None            $30,461           $32,059       $15,394(2)
2006                None            $ 6,511           $ 1,129       $14,795(2)

(1) For the year ended August 31, 2004, $18,219 was incurred in distribution (12b-1) and Service Fees, of which $12,645 was waived.

(2) Distribution (12b-1) and Service Fees received pursuant to the Predecessor Fund's Class Y shares Distribution 12b-1 Plan.

OTHER EXPENSES - The Fund pays certain operating expenses that are not assumed by the Adviser, the Trust or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator, the Custodian, the Distributor and the Transfer Agent, are deducted from the income of the Fund before dividends are paid. These expenses include, but are not limited to, expenses of officers and Trustees who are not affiliated with the Adviser, the Trust or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

        PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions, and with any instructions the Board may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to, and in accordance with, any instructions the Board may issue from time to time. The Adviser will select broker-dealers to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that it manages, as opposed to solely benefiting one specific managed fund or account.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising a variety of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. The Adviser does not currently intend to cause the Fund to make such payments. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Predecessor Fund paid brokerage commissions of $13,190, $89,585 and $82,582, for the fiscal years ended August 31, 2006, 2005 and 2004, respectively. In fiscal year 2006, the Adviser negotiated a lower commission rate and reduced portfolio turnover, resulting in lower brokerage commissions paid in fiscal year ended August 31, 2006 as compared to prior years.



                               PORTFOLIO TURNOVER

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Fund will be, under normal conditions, between 100% and 200%. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

                                    TAXATION

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended (the "IRS Code"), existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this statement of additional information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the "IRS Code". By so qualifying, the Fund will not incur federal income taxes on its net investment company taxable income and on net realized capital gains (net long-term capital gains in excess of the sum of net short-term capital losses and capital losses carryovers from the prior 8 years) to the extent distributed in a timely manner to shareholders in the form of dividends or capital gain distributions.

To qualify as a regulated investment company, the Fund must, among other things
(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or other income derived with respect to its business of investing in such stock, securities or currencies and
(ii) net income from interests in "qualified publicly traded partnerships" (as defined by the IRS Code); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or the securities of other regulated investment companies) of (I) any one issuer; (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more "qualified publicly traded partnerships" (as defined in the IRS Code); and (c) distribute to its shareholders at least 90% of its investment company taxable income (as defined in the IRS Code) and 90% of its net exempt interest income each taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years. Under the IRS Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Under current law, certain income distributions paid by the Fund to individual taxpayers are taxed at rates equal to those applicable to net long-term capital gains (generally, 15%). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the Fund itself. We cannot assure you as to what percentage of the dividends paid on the shares will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

Distributions from the Fund, except in the case of distributions of qualified dividend income, as described above, or capital gain dividends, as described below, generally will be taxable to shareholders as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year) properly designated as capital gain dividends will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held the shares in the Fund. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Any redemption or exchange of the Fund's shares is a taxable event and may result in a capital gain or loss. A gain or loss, if the shares are capital assets in the shareholder's hands, will be long-term or short-term capital gain generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 28% of the Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

The foregoing discussion is only a summary of some of the tax considerations generally affecting the Fund and its shareholders and does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                         VOTING AND OWNERSHIP OF SHARES

Each share of the Fund has one vote in the election of Trustees. Cumulative voting is not authorized for the Fund. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Fund and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The authorized capitalization of the Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

RULE18f-3 PLAN - The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of the Fund. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectuses, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund.




                                  DISTRIBUTION

In connection with the promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

                              PLAN OF DISTRIBUTION

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund or the Adviser may pay the Distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Adviser. The Fund or the Adviser may incur such distribution expenses at the rate of 0.25% per annum on the Fund's Class Y shares' average daily net assets. For the year ended August 31, 2006 there were $14,795 of 12b-1 and service fees incurred by the Fund.

As of the date of this SAI, Class A, Class B and Class C shares have not commenced operations. Accordingly, there were no 12b-1 or service fees incurred by the Fund for such shares for the most recently completed fiscal year.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Fund shares (as applicable).

The Board has concluded that there is a reasonable likelihood that the 12b-1 Plans will benefit the Fund. The 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Trustees and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by FDCC or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plans are in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

                               PURCHASE OF SHARES

You may purchase shares of the Fund directly from FDCC. You may also buy shares through accounts with brokers or dealers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share for the Fund's Class Y shares is equal to the NAV next determined after the Fund or authorized institution receives your purchase order.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and this statement of additional information. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your order to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

                              REDEMPTION OF SHARES

Redemption of shares, or payment for redemptions, may be suspended at times (a) when the NYSE is closed for other than customary weekend or holiday closings,
(b) when trading on said exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the SEC, by order, so permits, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

Shareholders who purchased shares through a broker-dealer may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record. Share purchases and redemptions are governed by Delaware state law.

You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. The Fund's procedure is to redeem shares at the NAV determined after the Fund or authorized institution receives the redemption request in proper order, less any applicable deferred sales charge. Payment will be made promptly, but no later than the seventh day following receipt of the redemption request in proper order.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectuses to open your account.

Telephone Transactions - A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plans - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Individual Retirement Account ("IRA") - All wage earners under 70-1/2, even those who participate in a company sponsored or government retirement plan, may establish their own IRA. You can contribute 100% of your earnings up to $4,000. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. A spouse who does not earn compensation can contribute up to $3,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. A special IRA program is available for corporate employees under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements or establishing and maintaining a corporate retirement plan trust.

If a shareholder has received a distribution from another qualified retirement plan, all or part of that distribution may be rolled over into your Fund IRA. A rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the distribution you can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

Roth IRA - A Roth IRA permits certain taxpayers to make a non-deductible investment of up to $4,000 per year. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. Provided an investor does not withdraw money from his or her Roth IRA for a 5 year period, beginning with the first tax year for which contribution was made, deductions from the investor's Roth IRA would be tax free after the investor reaches the age of 59-1/2. Tax free withdrawals may also be made before reaching the age of 59-1/2 under certain circumstances. Please consult your financial and/or tax professional as to your eligibility to invest in a Roth IRA. An investor may not make a contribution to both a Roth IRA and a regular IRA in any given year. An annual limit of $4,000 applies to contributions to regular and Roth IRAs. For example, if a taxpayer contributes $4,000 to a regular IRA for a year, he or she may not make any contribution to a Roth IRA for that year.

How to Establish Retirements Accounts - Please call the Trust to obtain information regarding the establishment of individual retirement plan accounts. The plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. A shareholder may wish to consult with an attorney or other tax adviser for specific advice concerning tax status and plans.

                           DIVIDENDS AND DISTRIBUTIONS

Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

Distributions from the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

                                 NET ASSET VALUE

The price per share of the Fund is referred to as the Fund's "net asset value." The method for determining the Fund's net asset value is summarized in the prospectus in the text following the heading "When And How NAV Is Determined". The net asset value of the Fund's shares is determined on each day on which the NYSE is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Good Friday, Dr. Martin Luther King, Jr. Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

YIELD INFORMATION - From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                       6
      Yield = 2[(a-b +1)-1]
                 ---
                 cd

where:

a     =    dividends and interest earned during the period.
b     =    expenses accrued for the period (net of reimbursements).
c     =    the   average   daily   number  of  shares   outstanding
           during the period that were  entitled    to    receive dividends.
d     =    the  maximum  offering  price  per share on the last day
           of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

TOTAL RETURN PERFORMANCE - Under the rules of the SEC, fund advertising performance must include total return quotes, "T" below, calculated according to the following formula:

           n
      P(1+T) = ERV

where:

P     =    hypothetical initial payment of $1,000
T     =    average annual total return
n     =    number of years (1,5 or 10)
ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the Fund's average annual total returns (before taxes) for the period or years indicated would be:

                      Periods ended August 31, 2006

                One year   Five years   Ten years    Since inception

                (6.34)%     (6.46)%        N/A       (16.04)%(1)

(1) Class Y shares' commencement of operations was March 1, 2000.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Fund's Class Y shares are included in the prospectus.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

PERFORMANCE REPORTING - The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10- year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the Fund's performance. The Fund may, from time to time, refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

     COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of the Fund, are passed upon by Blank Rome, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174. ____________________ has been selected as the independent registered public accounting firm for the Fund.



                                OTHER INFORMATION

The Adviser for the Fund is a Delaware limited liability company which was registered as an investment adviser with the SEC on August 16, 2000. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this SAI concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                              FINANCIAL STATEMENTS

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                         SATUIT CAPITAL MANAGEMENT TRUST
                        c/o First Dominion Capital Corp.
                       8730 Stony Point Parkway, Suite 205
                               Richmond, VA 23235
                            Telephone: (800) 567-4030
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year end August 31, 2006 has been filed with the SEC. The Predecessor Fund's audited financial statements and notes thereto for the year ended August 31, 2006 and the unqualified report of the Predecessor Fund's independent registered public accounting firm on such financial statements contained in the Annual Report are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      Appendix A


                         SATUIT CAPITAL MANAGEMENT, LLC

                 Proxy and Corporate Action Voting
                             Policies and Procedures

I.    POLICY.

Satuit Capital Management, LLC (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its Advisory Agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II.   PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.  PROCEDURES.

The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts. A. Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B. Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.

IV. RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.

The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o     the name of the issuer of the portfolio security;
o     the exchange ticker symbol of the portfolio security(1);
o     the CUSIP number of the portfolio security(1);
o     the shareholder meeting date;
o     a brief description of the matter voted on;
o     whether   the  matter  was  put  forward  by  the  issuer  or
      a shareholder;
o     whether the mutual fund voted;
o     how the mutual fund cast its vote; and
o     whether    the   mutual   fund   cast   its   vote   for   or
      against management.

V.    GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. Oppose.

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2. Providing cumulative voting rights.

B. Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2. Date and place of annual meeting.

3. Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6. Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9. Employee Stock Purchase Plans.

10. Establish 40 1(k) Plans.

C. Case-By-Case.

The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1. Pay directors solely in stock;

2. Eliminate director's mandatory retirement policy;

3. Rotate annual meeting location or date;

4. Changes in the state of incorporation;

5. Social and corporate responsibility issues;

6. Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D. Investment Company Issues.

From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1. Elect directors or trustees;

2. Ratify or approve independent accountants;

3. Approve a new investment adviser or sub-adviser;

4. Approve a change to an investment advisory fee;

5. Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7. Approve a change in the state of incorporation; and

8. Approve a plan of reorganization or merger.

The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
--------------------------------------------------------------------------------

(1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                          SATUIT CAPITAL SMALL CAP FUND

                                   a series of
                         SATUIT CAPITAL MANAGEMENT TRUST
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 567-4030




                       STATEMENT OF ADDITIONAL INFORMATION
                                 Class A Shares
                                 Class B Shares
                                 Class C Shares





                                _______ __, 2007


                              SUBJECT TO COMPLETION
                           DATED _______________, 2007

This Statement of Additional Information ("SAI") provides general information about the Satuit Capital Small Cap Fund (the "Fund"). This SAI is not a prospectus, but should be read in conjunction with the current prospectus for Class A, Class B and Class C shares of the Fund, as it may be supplemented or revised from time to time. Copies of the prospectus may be obtained from the Fund by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 567-4030.

The Fund commenced operations on March 1, 2000 as a separate portfolio of The World Funds, Inc. (the "Predecessor Fund"). The Fund was reorganized as a separate series of the Satuit Capital Management Trust on ___________ __, 2007. Certain financial information contained in this SAI is that of the Predecessor Fund.

The Predecessor Fund's audited financial statements and notes thereto for the year ended August 31, 2006 and the unqualified report of the Predecessor Fund's independent registered public accounting firm on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended August 31, 2006 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund or calling (800) 567-4030.

                                TABLE OF CONTENTS

                                                                   Page


The Fund..............................................................1
Investment Objective, Principal Strategies and Restrictions...........1
Trustees and Officers................................................10
Investment Advisory and Other Services...............................16
Portfolio Transactions and Allocation of Brokerage...................20
Portfolio Turnover...................................................21
Taxation.............................................................22
Voting and Ownership of Shares.......................................23
Distribution.........................................................24
Computation of Offering Price........................................25
Plan of Distribution.................................................25
Purchase of Shares...................................................27
Redemption of Shares.................................................27
Special Shareholder Services.........................................28
Dividends and Distributions..........................................29
Net Asset Value......................................................29
Investment Performance...............................................30
Counsel and Independent Auditors.....................................33
Other Information....................................................33
Financial Statements.................................................34
Proxy and Corporate Action Voting Policies and Procedures....Appendix A

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.


"Adviser" means Satuit Capital Management, LLC.

"Board" means the Board of the Trust.

"IRS Code" means the Internal Revenue Code of 1986, as amended.

"CSS" means   Commonwealth   Shareholder   Services,   Inc.,
the administrator of the Fund.

"Custodian" means UMB Bank, N.A., the custodian of the Fund's assets.

"FDCC" means First   Dominion   Capital   Corp.,   the principal
underwriter and distributor of the Fund's shares.

"FSI" means Fund Services,   Inc., the transfer and dividend
disbursing agent of the Fund.

"Fund" means the Satuit Capital Small Cap Fund, a separate series of the Trust.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"Predecessor Adviser" means Commonwealth Capital Management, LLC

"Predecessor Fund" means Satuit Capital Management Small Cap Fund, a series of The World Funds, Inc.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Trust" means Satuit Capital Management Trust, a Delaware statutory trust that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund".

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

                                    THE FUND

The Satuit Capital Small Cap Fund (the "Fund") is a series of Satuit Capital Management Trust (the "Trust"), a Delaware statutory trust organized on August 29, 2000. The Fund's principal office is located at 2807 Gaston Gate, Mt. Pleasant, SC 29466. The Fund commenced operations on March 1, 2000 as a separate portfolio of The World Funds, Inc. (the "Predecessor Fund"). The Fund was reorganized as a separate series of the Satuit Capital Management Trust on ___________ __, 2007. The Fund has the same investment strategy as the Predecessor Fund. However, prior to April 10, 2007, the Predecessor Fund's investment strategy was to invest at least 80% of the Fund's assets in genomics related issues. The Adviser was appointed as investment sub-adviser to the Predecessor Fund on January 15, 2003 and prior to such date had no affiliation with the Predecessor Fund. Accordingly, performance information related to the time period prior to April 10, 2007 represents the performance of the Predecessor Fund's former investment strategy and, for performance information related to the time period prior to January 15, 2003, the performance of the Predecessor Fund's former investment adviser. This SAI relates to the prospectus for Class A, Class B and Class C shares of the Fund. The Fund also offers Class Y shares, which are described in a separate statement of additional information and related prospectus.

The Fund is a separate investment portfolio or series of the Trust. As of the date of this SAI, the Fund has offered one class of shares to investors, Class Y shares. The Fund is authorized to issue four classes of shares: Class A Shares imposing a front-end sales charge of up to a maximum of 5.75% and charging a distribution (i.e., 12b-1) fee; Class B Shares charging a maximum contingent deferred sales charge of 5.00% if redeemed within six years of purchase, carrying a higher distribution (i.e., 12b-1) fee than Class A Shares, but converting to Class A Shares eight years after purchase; Class C Shares, imposing no front-end sales charge, imposing a deferred sales charge of 2.00% if shares are redeemed within two (2) years after purchase, and carrying a higher distribution (i.e., 12b-1) fee than Class A Shares, with no conversion feature; and Class Y shares, which have no front-end sales charge, have a lower 12b-1 fee than Class A Shares and are only available to certain institutional investors and for shareholders who were shareholders in the Fund prior to or on the day the Fund began offering Class A, Class B and Class C shares. Each class of shares is substantially the same as they each represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

    INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RESTRICTIONS

The Fund's investment objective is to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small capitalization companies ("small-cap companies"). Satuit Capital Management, LLC (the "Adviser") considers a company to be a small-cap company when its market capitalization, at the time of purchase, is within the market capitalization range of companies in the Russell 2000(R) Index at reconstitution each June ($261.8 million to $2.5 billion as of June 2007). The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of small-cap companies. This is not a fundamental policy and may be changed by the without a vote of shareholders, upon sixty (60) days' prior notice. The Fund's investment objective and fundamental investment restrictions may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund, as defined by the 1940 Act. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board without shareholder approval.

The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. small-cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the "Focus List."

The Adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

The Adviser will constantly monitor the Fund's investment portfolio positions for adverse changes in the Fund's investment portfolio. Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

The Adviser may elect to sell a portfolio security when the reasons for its purchase no longer apply, when return on assets, price to book value or other valuation ratios decline, when the Adviser believes that the market price per share of a security exceeds the inherent value of the company, or when a company's earnings and dividends prospects weaken.

INVESTING IN MUTUAL FUNDS - All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no assurance that its investment objective will be achieved.

STOCK MARKET RISKS - The net asset value of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

STOCK SELECTION RISKS - Like all managed funds, there is a risk that the Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

INVESTMENT IN SMALL-CAP COMPANIES - The Fund invests principally in companies with small market capitalization or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (i) they may lack depth of management; (ii) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (iii) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following:
(i) the less certain growth prospects of smaller companies; (ii) the lower degree of liquidity in the markets for such stocks; and (iii) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. To the extent that securities of small companies are not liquid, the Fund will limit its investments in such securities to not more than 15% its of assets. You should expect that the value of Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

INVESTMENT IN MICRO-CAP COMPANIES - Certain of the Fund's investments may be considered investments in micro-cap companies (companies with a market capitalization of between $200 million and $500 million). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may ever be established. The increased risk involved with investing in micro-cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the NAV of the Fund will be more susceptible to sudden and significant losses.

OTHER INVESTMENT POLICIES AND RESTRICTIONS - The following paragraphs provide a description of other investment policies and restrictions of the Fund. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board without shareholder approval.

INITIAL PUBLIC OFFERINGS - To the extent that IPOs are offered to the Fund, the Fund may participate in IPOs if the security being offered satisfies the Fund's investment criteria as determined by the Adviser. An IPO, initial public offering, is a company's first sale of stock to the public and are primarily used to raise substantial amounts of new capital to support current operations, expansion or new business opportunities and otherwise to implement a company's growth plans. Securities offered in an IPO are often, but not always, those of young, small companies seeking outside equity capital and a public market for their stock. There is no guarantee that the company offering its shares in a public offering will sell a sufficient amount of shares to raise the capital that is needed or that a public market for their shares will ever develop. Investors purchasing stock in IPOs generally must be prepared to accept considerable risks for the possibility of large gains. IPOs by investment companies (closed-end funds) usually include underwriting fees that represent a load to buyers. IPOs are considered speculative investments and can be extremely volatile. As a result, IPOs may have a significant impact on the Fund's performance. There is no guarantee that the IPOs in which the Fund participates will be successful, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance will decrease.

CASH POSITIONS AND TEMPORARY DEFENSIVE STRATEGIES - At times, the Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result, during these periods, the Fund may not achieve its objective.

SHORT-TERM INVESTMENTS - The Fund may invest in any of the following securities and instruments:

BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS - The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Banks may be subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective, strategies and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

SAVINGS ASSOCIATION OBLIGATIONS - The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS - The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by Satuit Capital Management, LLC (the "Adviser") to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs that could not be supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

GOVERNMENT OBLIGATIONS - The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Each of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

ILLIQUID SECURITIES - The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid. The Adviser will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Board, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the Fund's portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

RESTRICTED SECURITIES - The SEC Staff currently takes the view that any delegation by the Board of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board. It is the present intention of the Board, if the Board decides to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Board would consider what action would be appropriate in light of the Staff's position at that time.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase Agreement will be determined on each business day. If at any time the market value of the Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

BORROWING MONEY - Except as specified below, the Fund may only borrow money for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. The Fund may borrow up to one-third of its total assets to avoid the untimely disposition of assets to meet redemptions, in an amount up to 33-1/3% of the value of its assets, provided that the Fund maintains asset coverage of 300% in connection with borrowings, and the Fund does not make other investments while such borrowings are outstanding. Borrowing money involves special risk considerations that may not be associated with other funds having similar objectives and policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing is generally fixed, the net asset value per share of the Fund tends to decrease more when its portfolio assets decrease in value than would otherwise occur if the Fund did not borrow funds. Interest costs on borrowings, however, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INVESTMENT RESTRICTIONS - In addition to the principal investment objectives, policies and risks set forth in the Prospectus and in this SAI, the Fund is subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed without the vote of a majority of the Fund's outstanding securities, as defined in the 1940 Act. Non-fundamental investment restrictions of the Fund may be changed by the Board.

                FUNDAMENTAL INVESTMENT RESTRICTIONS

As fundamental investment restrictions, the Fund will not:

1.    Invest in companies for the purpose of exercising management or control;

2. Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

3.    Purchase or sell commodities or commodity contracts;

4. Invest in interests in oil, gas, or other mineral exploration or development programs;

5. Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

6. Issue senior securities, (except the Fund may engage in transactions such as those permitted by SEC release IC-10666);

7. Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

8. Participate on a joint or a joint and several basis in any securities trading account;

9.    Engage in short sales;

10. Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

11. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund;

12.   Make loans;

13. Except as specified below, the Fund may only borrow money for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. The Fund may borrow money to avoid the untimely disposition of assets to meet redemptions, in an amount up to 33-1/3% of the value of its assets, provided that the Fund maintains asset coverage of 300% in connection with borrowings, and the Fund does not make other investments while such borrowings are outstanding.

14. The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In applying its investment policies and restrictions, except with respect to the Fund's investment restriction concerning borrowing, percentage restriction on investment or utilization of assets is determined at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

              NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund is subject to the following restrictions that are not fundamental and may therefore be changed by the Board without shareholder approval.


The Fund will not:

1.    Invest more than 15% of its net assets in illiquid securities;

2.    Engage in arbitrage transactions; or

3.    Purchase or sell options.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether its has complied with its investment restrictions.

            DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Trust's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten
(10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the Fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Trust and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Trust and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                              TRUSTEES AND OFFICERS

The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. Trustees who are "interested persons", as defined by the 1940 Act, are indicated by asterisk.

-------------------------------------------------------------------------
Name, address and      Position   Number  Principal          Other
year born              held with  of      Occupation(s)      directorships
                       Trust and  funds   during the past    by
                       tenure     in the  five years         Trustees
                                  Trust                      and number
                                  overseen                   of funds
                                                             in complex
                                                             overseen
-------------------------------------------------------------------------
-------------------------------------------------------------------------
* Robert J. Sullivan   Chairman   1       Chairman,          None
2807 Gaston Gate       of the             President and
Mt. Pleasant, SC 29466 Board,             Treasurer of
(1960)                 President          Satuit Capital
                       and                Management Trust,
                       Treasurer          an open-end
                       since              investment
                       December           management
                       2000               company, since
                                          December, 2000;
                                          and Managing Director
                                          and Investment Officer
                                          of Satuit
                                          Capital Management,
                                          LLC, a registered
                                          investment adviser,
                                          from June, 2000 to
                                          Present;
-------------------------------------------------------------------------
Non-Interested Trustees:
-------------------------------------------------------------------------

Anthony J. Hertl       Trustee    1       Consultant to      Z-Seven
8730 Stony Point       since              small and          Fund Inc.
Parkway, Suite 205     October,           emerging           - 1 fund;
Richmond, Virginia     2002               businesses since   Northern
23235                                     2000. Retired in   Lights
(1950)                                    2000 as Vice       Fund Trust
                                          President of       - 13
                                          Finance and        funds;
                                          Administration of  Northern
                                          Marymount          Lights
                                          College,           Variable
                                          Tarrytown, N.Y.    Trust - 13
                                          where he served    funds;
                                          in this capacity   AdvisorOne
                                          for four years.    Funds - 16
                                          Mr. Hertl is a     funds; and
                                          Certified Public   The India
                                          Accountant.        Select
                                                             Fund- 1
                                                             fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Samuel Boyd, Jr.       Trustee    1       Retired. Mr. Boyd  The World
8730 Stony Point       since              was Manager of     Funds,
Parkway                October,           the Customer       Inc. - 10
Suite 205              2002               Services           funds; and
Richmond, VA 23235                        Operations and     World
(1940)                                    Accounting         Insurance
                                          Division of        Trust - 1
                                          the                fund
                                          Potomac
                                          Electric Power
                                          Company from August,
                                          1978 until April,
                                          2005; a Director of
                                          The World Funds,
                                          Inc., a registered
                                          investment company,
                                          since May, 1997; a
                                          Trustee of The World
                                          Insurance Trust,
                                          a registered investment
                                          company, since
                                          May, 2002; and a
                                          Trustee of Janus
                                          Advisors Series Trust,
                                          a registered
                                          investment company,
                                          from 2003 to 2005.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
William E. Poist       Trustee    1       Mr. Poist is a     The World
8730 Stony Point       since              financial and tax  Funds,
Parkway                November           consultant         Inc. - 10
Suite 205              2003               through his firm   funds; and
Richmond, VA 23235                        Management         World
(1939)                                    Consulting for     Insurance
                                          Professionals      Trust - 1
                                          since 1974;        fund.
                                          Director of The
                                          World Funds,
                                          Inc., a
                                          registered
                                          investment
                                          company, since
                                          May, 1997; and
                                          Trustee of The
                                          World Insurance
                                          Trust, a
                                          registered
                                          investment
                                          company,   since
                                          May, 2002.  Mr.
                                          Poist is also a
                                          certified public
                                          accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Paul M. Dickinson      Trustee    1       Mr. Dickinson is   The World
8730 Stony Point       since              President of       Funds,
Parkway                November           Alfred J.          Inc. - 10
Suite 205              2003               Dickinson, Inc.    funds; and
Richmond, VA 23235                        Realtors since     World
(1947)                                    April, 1971;       Insurance
                                          Director of The    Trust - 1
                                          World Funds,       fund.
                                          Inc.,  a
                                          registered
                                          investment
                                          company, since
                                          May, 1997; and a
                                          Trustee of The
                                          World Insurance
                                          Trust, a
                                          registered
                                          investment
                                          company,  since
                                          May, 2002.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Peter L. Smith         Chief      N/A     Chief Compliance   N/A
8730 Stony Point       Compliance         Officer, American
Parkway, Suite 205     Officer            Pension Investors
Richmond, Virginia                        Trust (investment
23235                                     company), and
                                          Chief Compliance
                                          Officer of Yorktown
                                          Management & Research
                                          Company, Inc.
                                          (investment adviser)
                                          since 2004; Chief
                                          Compliance Officer
                                          of Third Millennium
                                          Investment Advisors,
                                          LLC since 2005;
                                          Director of Compliance,
                                          AmeriMutual Funds
                                          Distributor from
                                          2003 to 2006; and
                                          Senior Compliance
                                          Officer, Mutual
                                          Fund Services, FBR
                                          National Bank and
                                          Trust from 2002 to
                                          2003.
-------------------------------------------------------------------------


* Mr. Sullivan is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act. Mr. Sullivan is an interested person because: (1) he is an officer of the Trust; and (2) he is the owner of the investment adviser to the Fund.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and serves for a period of one year, or until his successor is duly elected and qualified.

AUDIT COMMITTEE - The Trust has a standing Audit Committee of the Board composed of Messrs. Hertl, Boyd, Dickinson and Poist. Mr. Hertl acts as the chairperson of such committee. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board. The Audit Committee met four times in the last fiscal year.

CORPORATE GOVERNANCE AND NOMINATING COMMITTEE - The Trust has a standing Corporate Governance and Nominating Committee (the "Governance and Nominating Committee") of the Board composed of Messrs. Hertl, Boyd, Dickinson and Poist. The Governance and Nominating Committee is responsible for the review, evaluation and recommendation of changes to the Trust's policies and procedures, including any changes (if necessary) to the Trust's Articles or By-Laws, relating to corporate governance. The Governance and Nominating Committee is also responsible for corporate governance and the selection and nomination of candidates to serve as trustees of the Trust. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Governance and Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. The Corporate Governance and Nominating Committee met four times in the last fiscal year.

PRICING AND BROKERAGE COMMITTEE - The Trust has a standing Pricing and Brokerage Committee (the "P&B Committee") composed of Messrs. Hertl, Boyd, Dickinson and Poist. Mr. Dickinson acts as the Chairperson of such committee. The functions of the P&B Committee are to monitor the application of the Trust's Valuation Procedures and Brokerage Policies and Procedures in order to ensure that the Fund calculates its NAV on a timely and accurate basis. The Pricing and Brokerage Committee met four times in the last fiscal year.

As of December 31, 2006, the Trustees beneficially owned the following dollar range of equity securities in the Fund:

Name of Trustee                Dollar range of           Aggregate dollar range
                               equity securities in      of equity securities
                               the Fund                  in all funds of the
                                                         Trust overseen by the
                                                         Trustees

Robert J. Sullivan             None                       None
Anthony J. Hertl               None                       None
Samuel Boyd, Jr.               $1-$10,000                 $10,000-$50,000
Paul Dickinson                 $1-$10,000                 $1-$10,000
William Poist                  $1-$10,000                 $1-$10,000

COMPENSATION - The Independent Trustees received $21,600 compensation for their service as Trustees of the Trust. In addition, each Trustee who is not affiliated with the Trust or the Adviser, will be reimbursed for expenses incurred in connection with attending Board and committee meetings. None of the executive officers receives any compensation or expense reimbursement from the Fund. For the fiscal year ended August 31, 2006, the Trustees received the following compensation from the Trust:


Name and position held           Aggregate              Pension or      Estimated       Total
                                 compensation           retirement      annual          compensation
                                 from the               benefits        benefits        from the
                                 Fund** for             accrued as      upon            Trust***
                                 the fiscal             part of        retirement       paid to
                                 year ended             Fund                            Trustees
                                 August                 expenses
                                 31, 2006

*  Robert J. Sullivan, Chairman       $0                N/A               N/A           $0
Anthony J. Hertl, Trustee             $0                N/A               N/A           $5,400
Samuel Boyd, Jr., Trustee             $0                N/A               N/A           $5,400
Paul Dickinson, Trustee               $0                N/A               N/A           $5,400
William Poist, Trustee                $0                N/A               N/A           $5,400



* "Interested person" as defined under the 1940 Act. ** The Fund was reorganized as a separate series of Satuit Capital Management Trust on _______, 2007; therefore, no compensation was paid to the Trustees from the Fund for fiscal year ended August 31, 2006.

*** Amounts reflect compensation paid to the Trustees for Satuit Capital Micro Cap Fund, the other registered mutual fund in the fund complex, for the fiscal year ended October 31, 2006, which is Satuit Capital Micro Cap Fund's fiscal year end.

CODE OF ETHICS - The Trust, the Adviser and the Distributor have each adopted a Code of Ethics (the "Code"), pursuant to Rule 17j-1 of the 1940 Act, which makes it unlawful for any affiliated person of the Fund, Adviser, or Distributor, in connection with the purchase or sale, directly or indirectly, by the person, of a security held or to be acquired by the Fund to (i) employ any device, scheme or artifice to defraud the Fund; (ii) make any untrue statement of a material fact to the Fund or omit to state a material fact necessary in order to make the statements made to the Fund, in light of the circumstances under which they are made, not misleading; (iii) engage in any act, practice or course of business that operates or would operate as a fraud or deceit on the Fund; or (iv) engage in any manipulative practice with respect to the Fund. The Board has determined that personnel of the Trust may engage in personal trading of securities, including with respect to securities purchased and sold by the Fund, subject to general fiduciary principles and compliance with the express provisions of the Code.

It is noted that under the Code: (1) the disinterested Trustees of the Trust are not required to pre-clear personal securities transactions, and (2) the disinterested Trustees need not report transactions where they were not provided with information about the portfolio transactions contemplated for the Fund or executed for the Fund for a period of 15 days before and after such transactions.

PROXY VOTING POLICIES - The Trust is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board has delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling 800-567-4030 and (2) on the SEC's website at http://www.sec.gov. Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner set forth in its Proxy and Corporate Action Voting Policies and Procedures set forth in Appendix A.

PRINCIPAL SECURITIES HOLDERS - As of July 31, 2007, the following persons owned of record or beneficially owned Class Y shares of the Predecessor Fund in the following amount:

Name and address                Number of shares              Percentage of Fund

Charles Schwab & Co., Inc.       1,375,055.89                 35.92%
1014 Montgomery Street
San Francisco, CA  94104

Ameritrade Inc.                    371,071.08                  9.69%
P.O. Box 2226
Omaha, NE  68103-2226

As of July 31, 2007, officers and trustees of the Fund, as a group, owned less than 1.00% of the Fund. As of the same date, officers and trustees of the Predecessor Fund, as a group, owned less than 1.00% of the Predecessor Fund.

              INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISER - Satuit Capital Management LLC, 2807 Gaston Gate, Mt. Pleasant, South Carolina 29466, serves as investment adviser to the Fund. The Adviser is owned and controlled by Mr. Robert J. Sullivan, who is also the Managing Director and Chief Investment Officer of the Adviser. Subject to the general supervision and control of the Board, the Adviser makes investment decisions for the Fund. The Adviser is a privately held limited liability company that is registered as an investment adviser with the SEC. John Pasco, III, owner of the principal underwriter of the Fund, owns an interest in the Adviser through Commonwealth Capital Management, LLC.

Under the terms of its Advisory Agreement with the Fund, the Adviser is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

INVESTMENT ADVISORY AGREEMENT - The Adviser acts as the investment adviser to the Fund pursuant to an Advisory Agreement which has been approved by the Board (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party). Under the terms of the Advisory Agreement between the Trust and the Adviser, the Adviser conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund's investment portfolio. The Adviser provides the Fund with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. In addition, the Adviser pays the salaries and fees of all officers of the Trust who are affiliated with the Adviser.

The Advisory Agreement remains in effect initially for a two year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) and, in either case, by a majority of the Trustees who are not interested persons of the Trust or the Adviser. The Adviser's investment decisions are made subject to the direction and supervision of the Board. The Advisory Agreement provides that the Adviser shall not be liable to the Fund for any error of judgment by the Adviser or for any loss sustained by the Fund except in the case of the Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party upon 60 days' written notice. No person other than the Adviser regularly furnishes advice to the Fund with respect to the desirability of the Fund's investing in, purchasing or selling securities.

In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Fund. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Class A Shares is limited to 1.95%, and the Fund's Class B and Class C shares are limited to 2.60% for the first three years following commencement of operations of the applicable class. The Adviser will be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three years, less any reimbursement previously paid.

                              INVESTMENT COMMITTEE

The Adviser's investment committee (the "Investment Committee") is charged with the overall management of the Fund's portfolio, including development and implementation of overall portfolio strategy and the day-to-day management of the portfolio. Members of the Investment Committee include: (1) Mr. Robert J. Sullivan, Chief Investment Officer; (2) Mr. Robert Johnson, Senior Equity Analyst; and (3) Mr. Jeffrey MacCune, Director of Equity Trading and Operations (collectively, the "Committee Members"). The Investment Committee has the ultimate determination of a potential investment's overall attractiveness and suitability, taking into account the Fund's investment objective and other comparable investment opportunities.

Other Funds and Accounts Managed.

The following tables provide information about the registered investment companies, other pooled investment vehicles and other accounts managed by the portfolio officers who are primarily responsible for the day-to-day management of the Fund as of August 31, 2006.

                                     Number of All  Total Assets
                                     Other Accounts of All
                                                    Other
                                                    Accounts (in
                                                    millions)

Mr. Sullivan Other Registered        1              $106
             Investment Companies
             Other Pooled            0              $0
             Investment Vehicles
             Other Accounts          0              $0

Mr. Johnson: Other Registered        0              $0
             Investment Companies
             Other Pooled            0              $0
             Investment Vehicles
             Other Accounts          0              $0

Mr. MacCune  Other Registered        0              $0
             Investment Companies
             Other Pooled            0              $0
             Investment Vehicles
             Other Accounts          0              $0

Conflicts of Interest

The Adviser does not believe that any material conflicts exist between Mr. Sullivan's portfolio management of the Fund and his management of the Satuit Capital Micro Cap Fund, a series of shares offered by the Trust.

Committee Member Compensation

Mr. Sullivan is the majority owner of the Adviser. For his services, Mr. Sullivan receives a fixed annual salary plus a bonus that has been fixed for a number of years. In addition, as the majority owner of the Adviser, Mr. Sullivan is entitled to receive distributions from the Adviser's net profits. Mr. Sullivan does not receive compensation that is based upon the Fund's pre- or after-tax performance or the value of assets held by such entities. Mr. Sullivan does not receive any special or additional compensation from the Adviser for his services.

For his services, Mr. Johnson receives a fixed annual salary plus a bonus. Mr. Johnson does not receive compensation that is based upon the Fund's pre- or after-tax performance or the value of assets held by such entities. Mr. Johnson does not receive any special or additional compensation from the Adviser for his services as Senior Equity Analyst.

For his services, Mr. MacCune receives a fixed annual salary plus a bonus. Mr. MacCune does not receive compensation that is based upon the Fund's pre- or after-tax performance or the value of assets held by such entities. Mr. MacCune does not receive any special or additional compensation from the Adviser for his services as Director of Equity Trading and Operations.

As of August 31, 2006, the Portfolio Officers beneficially owned the following dollar range of equity securities in the Fund and in the Trust:

                                                   Aggregate Dollar
                                                   Range of Equity
                            Dollar Range Of        Securities in All
                            Equity Securities      Funds Of The
Name Of Portfolio Officer   In The Fund            Trust

Mr. Sullivan                   $0                   $0
Mr. Johnson                    $0                   $0
Mr. MacCune                    $0                   $0

ADMINISTRATOR - Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), CSS located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. For its services as administrator, CSS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee. CSS also receives an hourly fee, plus out-of-pocket expenses for shareholder servicing and state securities law matters. As provided in an Administrative Agreement with the Predecessor Fund, CSS received fees of $14,932, $23,467 and $15,000 for fiscal years ended August 31, 2004, 2005 and 2006.

CUSTODIAN - UMB Bank, N.A., 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

ACCOUNTING SERVICES - Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports.

CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

DISTRIBUTOR - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of shares as described in the prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund as described in the prospectus and this SAI.

The Distributor received the following compensation as a result of the sale of the Predecessor Fund's shares:

Fiscal year or     Net             Compensation      Brokerage      Other
period ended       underwriting    on redemptions    commissions    compensation
August 31st        discounts and   and repurchases
                   commissions


2004                None            $36,211           $31,550       $18,219(1)
2005                None            $30,461           $32,059       $15,394(2)
2006                None            $ 6,511           $ 1,129       $14,795(2)

(1) For the year ended August 31, 2004, $18,219 was incurred in distribution (12b-1) and Service Fees, of which $12,645 was waived.
(2) Distribution (12b-1) and Service Fees received pursuant to the Predecessor Fund's Class Y shares Distribution 12b-1 Plan.

OTHER EXPENSES - The Fund pays certain operating expenses that are not assumed by the Adviser, the Trust or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator, the Custodian, the Distributor and the Transfer Agent, are deducted from the income of the Fund before dividends are paid. These expenses include, but are not limited to, expenses of officers and Trustees who are not affiliated with the Adviser, the Trust or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

        PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions, and with any instructions the Board may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to, and in accordance with, any instructions the Board may issue from time to time. The Adviser will select broker-dealers to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that it manages, as opposed to solely benefiting one specific managed fund or account.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising a variety of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. The Adviser does not currently intend to cause the Fund to make such payments. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Predecessor Fund paid brokerage commissions of $13,190, $89,585 and $82,582, for the fiscal years ended August 31, 2006, 2005 and 2004, respectively. In fiscal year 2006, the Adviser negotiated a lower commission rate and reduced portfolio turnover, resulting in lower brokerage commissions paid in fiscal year ended August 31, 2006 as compared to prior years.



                               PORTFOLIO TURNOVER

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Fund will be, under normal conditions, between 100% and 200%. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

                                    TAXATION

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended (the "IRS Code"), existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this statement of additional information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the "IRS Code". By so qualifying, the Fund will not incur federal income taxes on its net investment company taxable income and on net realized capital gains (net long-term capital gains in excess of the sum of net short-term capital losses and capital losses carryovers from the prior 8 years) to the extent distributed in a timely manner to shareholders in the form of dividends or capital gain distributions.

To qualify as a regulated investment company, the Fund must, among other things
(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or other income derived with respect to its business of investing in such stock, securities or currencies and
(ii) net income from interests in "qualified publicly traded partnerships" (as defined by the IRS Code); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or the securities of other regulated investment companies) of (I) any one issuer; (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more "qualified publicly traded partnerships" (as defined in the IRS Code); and (c) distribute to its shareholders at least 90% of its investment company taxable income (as defined in the IRS Code) and 90% of its net exempt interest income each taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years. Under the IRS Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Under current law, certain income distributions paid by the Fund to individual taxpayers are taxed at rates equal to those applicable to net long-term capital gains (generally, 15%). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the Fund itself. We cannot assure you as to what percentage of the dividends paid on the shares will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

Distributions from the Fund, except in the case of distributions of qualified dividend income, as described above, or capital gain dividends, as described below, generally will be taxable to shareholders as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year) properly designated as capital gain dividends will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held the shares in the Fund. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Any redemption or exchange of the Fund's shares is a taxable event and may result in a capital gain or loss. A gain or loss, if the shares are capital assets in the shareholder's hands, will be long-term or short-term capital gain generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 28% of the Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

The foregoing discussion is only a summary of some of the tax considerations generally affecting the Fund and its shareholders and does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                         VOTING AND OWNERSHIP OF SHARES

Each share of the Fund has one vote in the election of Trustees. Cumulative voting is not authorized for the Fund. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Fund and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The authorized capitalization of the Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

RULE18f-3 PLAN - The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of the Fund. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectuses, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund.

                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). These non-cash concessions are in addition to the sales load described in the Prospectus for Class A, Class B and Class C shares. The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Computation of Offering Price -- A hypothetical illustration of the computation of the offering price per share of Class A Shares of the Fund, using the value of the Predecessor Fund's net assets attributable to its Class Y shares and the number of outstanding Class Y shares of the Predecessor Fund at the close of business on August 31, 2006 and the maximum front-end sales charge of 5.75% applicable to Class A Shares, is as follows:

--------------------------------------------------
Net Assets                                $5,096,504
--------------------------------------------------
--------------------------------------------------
Outstanding Shares                         1,644,225
--------------------------------------------------
--------------------------------------------------
Net Asset Value Per Share                 $     3.10
--------------------------------------------------
--------------------------------------------------
Sales Charge (5.75% of the offering       $     0.19
price of Class A Shares)
--------------------------------------------------
--------------------------------------------------
Offering Price to Public                  $     3.29
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Statement of Intention -- The reduced sales charges and public offering price applicable to Class A Shares set forth in the prospectus for Class A, Class B and Class C shares applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested).

If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

                              PLAN OF DISTRIBUTION

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund or the Adviser may pay the Distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Adviser. The Fund or the Adviser may incur such distribution expenses at the rate of 0.25% per annum on the Fund's Class Y shares' average daily net assets. For the year ended August 31, 2006 there were $14,795 of 12b-1 and service fees incurred by the Fund.

The 12b-1 Plan for Class A shares provides that the Fund will pay a fee to the Distributor at an annual rate of 0.35% of the average daily net assets attributable to the Fund's outstanding Class A Shares. The 12b-1 Plan for Class B and Class C shares provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of the average daily net assets attributable to the Fund's outstanding Class B and Class C shares.

Under the Class B and Class C shares' 12b-1 Plans, payments by the Company (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Class B or Class C shares (as applicable); and (ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rates of 0.25% of the average daily net assets attributable to the Fund's outstanding Class B or Class C shares (as applicable) which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

As of the date of this SAI, Class A, Class B and Class C Shares have not commenced operations. Accordingly, there were no 12b-1 or service fees incurred by the Fund for such Shares for the most recently completed fiscal year.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Fund Shares (as applicable).

The Board has concluded that there is a reasonable likelihood that the 12b-1 Plans will benefit the Fund. The 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Trustees and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by FDCC or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plans are in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

                               PURCHASE OF SHARES

You may purchase shares of the Fund directly from FDCC. You may also buy shares through accounts with brokers or dealers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order plus any applicable sales charge in connection with the purchase of Class A Shares.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and this statement of additional information. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your order to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

                              REDEMPTION OF SHARES

Redemption of shares, or payment for redemptions, may be suspended at times (a) when the NYSE is closed for other than customary weekend or holiday closings,
(b) when trading on said exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the SEC, by order, so permits, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

Shareholders who purchased shares through a broker-dealer may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record. Share purchases and redemptions are governed by Delaware state law.

You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. The Fund's procedure is to redeem shares at the NAV determined after the Fund or authorized institution receives the redemption request in proper order, less any applicable deferred sales charge. Payment will be made promptly, but no later than the seventh day following receipt of the redemption request in proper order.

                             ADDITIONAL INFORMATION

Conversion of Class B Shares to Class A Shares -- Class B Shares of the Fund will automatically convert to Class A Shares of the Fund, based on the relative net asset value per share of the aforementioned classes, eight years after the end of the calendar month in which your Class B share order was accepted. For the purpose of calculating the holding period required for conversion of Class B Shares, order acceptance shall mean: (1) the date on which such Class B Shares were issued, or (2) for Class B Shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B Shares) the date on which the original Class B Shares were issued. For purposes of conversion of Class B Shares, Class B Shares purchased through the reinvestment of dividends and capital gain distribution paid in respect of Class B Shares, will be held in a separate sub-account. Each time any Class B Shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A Shares, a pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The portion will be determined by the ratio that the shareholder's Class B Shares converting to Class A Shares bears to the shareholder's total Class B Shares not acquired through the reinvestment of dividends and capital gain distributions. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

Whether a Contingent Deferred Sales Charge Applies -- In determining whether a Contingent Deferred Sales Charge ("CDSC") is applicable to a redemption of Class B Shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing (1) Class B Shares acquired by reinvestment of dividends and capital gains distributions, (2) Class B Shares held for over six years, and (3) Class B Shares held the longest during the six-year period.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectuses to open your account.

Telephone Transactions - A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plans - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Individual Retirement Account ("IRA") - All wage earners under 70-1/2, even those who participate in a company sponsored or government retirement plan, may establish their own IRA. You can contribute 100% of your earnings up to $4,000. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. A spouse who does not earn compensation can contribute up to $3,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. A special IRA program is available for corporate employees under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements or establishing and maintaining a corporate retirement plan trust.

If a shareholder has received a distribution from another qualified retirement plan, all or part of that distribution may be rolled over into your Fund IRA. A rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the distribution you can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

Roth IRA - A Roth IRA permits certain taxpayers to make a non-deductible investment of up to $4,000 per year. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. Provided an investor does not withdraw money from his or her Roth IRA for a 5 year period, beginning with the first tax year for which contribution was made, deductions from the investor's Roth IRA would be tax free after the investor reaches the age of 59-1/2. Tax free withdrawals may also be made before reaching the age of 59-1/2 under certain circumstances. Please consult your financial and/or tax professional as to your eligibility to invest in a Roth IRA. An investor may not make a contribution to both a Roth IRA and a regular IRA in any given year. An annual limit of $4,000 applies to contributions to regular and Roth IRAs. For example, if a taxpayer contributes $4,000 to a regular IRA for a year, he or she may not make any contribution to a Roth IRA for that year.

How to Establish Retirements Accounts - Please call the Trust to obtain information regarding the establishment of individual retirement plan accounts. The plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. A shareholder may wish to consult with an attorney or other tax adviser for specific advice concerning tax status and plans.

                           DIVIDENDS AND DISTRIBUTIONS

Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

Distributions from the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

                                 NET ASSET VALUE

The price per share of the Fund is referred to as the Fund's "net asset value." The method for determining the Fund's net asset value is summarized in the prospectus in the text following the heading "When And How NAV Is Determined". The net asset value of the Fund's shares is determined on each day on which the NYSE is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Good Friday, Dr. Martin Luther King, Jr. Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

YIELD INFORMATION - From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                       6
      Yield = 2[(a-b +1)-1]
                 ---
                 cd

where:

a     =    dividends and interest earned during the period.
b     =    expenses accrued for the period (net of reimbursements).
c     =    the   average   daily   number  of  shares   outstanding
           during the period that were entitled    to    receive
           dividends.
d     =    the  maximum  offering  price  per share on the last day
           of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

TOTAL RETURN PERFORMANCE - Under the rules of the SEC, fund advertising performance must include total return quotes, "T" below, calculated according to the following formula:

           n
      P(1+T) = ERV

where:

P     =    hypothetical initial payment of $1,000
T     =    average annual total return
n     =    number of years (1,5 or 10)
ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

As of the date of this SAI, the Fund has not yet offered Class A, Class B or Class C shares of the Fund. Accordingly, based on the foregoing, the Fund's average annual total returns (before taxes) for the period or years indicated would be:

                      Periods ended August 31, 2006

                One year   Five years   Ten years    Since inception

                (6.34)%     (6.46)%      N/A         (16.04)%(1)

(1) Class Y shares' commencement of operations was March 1, 2000.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Fund's Class Y shares are included in the prospectus.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

PERFORMANCE REPORTING - The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10- year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the Fund's performance. The Fund may, from time to time, refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

     COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of the Fund, are passed upon by Blank Rome, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174. ____________________ has been selected as the independent registered public accounting firm for the Fund.

                                OTHER INFORMATION

The Adviser for the Fund is a Delaware limited liability company which was registered as an investment adviser with the SEC on August 16, 2000. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this SAI concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                              FINANCIAL STATEMENTS

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                         SATUIT CAPITAL MANAGEMENT TRUST
                        c/o First Dominion Capital Corp.
                       8730 Stony Point Parkway, Suite 205
                               Richmond, VA 23235
                            Telephone: (800) 567-4030
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year end August 31, 2006 has been filed with the SEC. The Predecessor Fund's audited financial statements and notes thereto for the year ended August 31, 2006 and the unqualified report of the Predecessor Fund's independent registered public accounting firm on such financial statements contained in the Annual Report are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      Appendix A


                         SATUIT CAPITAL MANAGEMENT, LLC

                        Proxy and Corporate Action Voting
                             Policies and Procedures

I.    POLICY.

Satuit Capital Management, LLC (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its Advisory Agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II.   PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.  PROCEDURES.

The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts. A. Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B. Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.

IV. RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.

The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o     the name of the issuer of the portfolio security;
o     the exchange ticker symbol of the portfolio security(1);
o     the CUSIP number of the portfolio security(1);
o     the shareholder meeting date;
o     a brief description of the matter voted on;
o     whether   the  matter  was  put  forward  by  the  issuer  or
      a shareholder;
o     whether the mutual fund voted;
o     how the mutual fund cast its vote; and
o     whether    the   mutual   fund   cast   its   vote   for   or
      against management.

V.    GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. Oppose.

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2. Providing cumulative voting rights.

B. Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2. Date and place of annual meeting.

3. Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6. Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9. Employee Stock Purchase Plans.

10. Establish 40 1(k) Plans.

C. Case-By-Case.

The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1. Pay directors solely in stock;

2. Eliminate director's mandatory retirement policy;

3. Rotate annual meeting location or date;

4. Changes in the state of incorporation;

5. Social and corporate responsibility issues;

6. Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D. Investment Company Issues.

From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1. Elect directors or trustees;

2. Ratify or approve independent accountants;

3. Approve a new investment adviser or sub-adviser;

4. Approve a change to an investment advisory fee;

5. Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7. Approve a change in the state of incorporation; and

8. Approve a plan of reorganization or merger.

The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
--------------------------------------------------------------------------------
(1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

PART C - OTHER INFORMATION


ITEM 23.  EXHIBITS

(a) Declaration of Trust.

     (1) Certificate of Trust and Declaration of Trust dated August 29, 2000, as filed with the Secretary of State, are incorporated by reference to Exhibit 23
(a) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the U.S. Securities and Exchange Commission (the "SEC") on September 1, 2000.


     (2) Amendment No. 1 to the Declaration of Trust dated November 13, 2000 is incorporated herein by reference to Exhibit 23 (a) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the SEC on November 22, 2000.

(b) By-Laws.

     The By-Laws of the Registrant are incorporated herein by reference Exhibit 23 (b) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the U.S. Securities and Exchange Commission (the "SEC) on September 1, 2000.

(c) Instruments Defining Rights of Security Holders.

      Not applicable

(d) Investment Advisory Contracts.

     (1) Investment Advisory Agreement dated December 12, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(d) of Post-Effectve Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos.333-45040/811-10103) as filed with the SEC on February 28, 2002 ("PEA No.1).

     (2) Investment Advisory Agreement between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Small Cap Fund to be provided by amendment.

(e) Underwriting Contracts.

     (1) Distribution Agreement dated October 10, 2006, as revised __________, 2007, between First Dominion Capital Corp. ("FDCC") and the Registrant to be provided by amendment.

(f) Bonus or Profit Sharing Contracts.

      Not Applicable.

(g) Custodian Agreement.

     (1) Custodian Agreement between UMB BANK, N.A. and the Registrant to be provided by amendment.

(h) Other Material Contracts.

(1) Administrative Services.

     Administrative Services Agreement dated June 1, 2001 between Commonwealth Shareholder Services, ("CSS") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(1) of PEA No. 1.


(2) Transfer Agency.

     Transfer Agency Agreement dated June 1, 2001 between Fund Services, Inc. ("FSI") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(2) of PEA No. 1.

(3) Fund Accounting.

     Accounting Services Agreement dated June 1, 2001 between Commonwealth Fund Accounting ("CFA") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(3) of PEA No. 1.

(4) Shareholder Servicing.

     Form Of: Shareholder Servicing Agreement for the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit No. of 23(h)(3) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the SEC on September 1, 2000.

(5) Expense Limitation Agreements.

     1. Expense Limitation Agreement dated November 1, 2001 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(5) of PEA No. 1.

     2. Class C Shares Expense Limitation Agreement to be provided by amendment.

     3. Expense Limitation Agreement dated ______________, 2007 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Small Cap Fund to be provided by amendment.

(i) Legal Opinion.

     (1) Opinion of Counsel of Spitzer & Feldman P.C. is incorporated herein by reference to Exhibit No. 23(i) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the SEC on November 22, 2000.

(j) Other Opinions.


(k) Omitted Financial Statements.

      Not Applicable.

(l) Subscription Agreement.

     Subscription Agreement dated November 21, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(l) of PEA No. 1.

(m) Rule 12b-1 Plan.

1. Distribution Plan on behalf of the Satuit Capital Micro Cap Fund's Class A Shares is incorporated by reference to Exhibit 23(m)(1) of Post- Effective Amendment No. 2.

2. Distribution Plan on behalf of the Satuit Capital Micro Cap Fund's Class C Shares to be provided by amendment.

3. Distribution Plan on behalf of Satuit Capital Small Cap Fund to be provided by amendment.

(n) Rule 18f-3 Plan.

      Satuit Capital Management Trust 18f-3 Plan to be provided by amendment.

(o) Reserved.

(p) Codes of Ethics.

     (1) The Code of Ethics of the Registrant and Satuit Capital Management, LLC (the investment adviser to the Satuit Capital Micro Cap Fund) is incorporated herein by reference to Exhibit 23(p)(1) of PEA No. 1.

     (2) The Code of Ethics of FDCC (the distributor for the Registrant) is incorporated herein by reference to Exhibit 23(p)(2) of PEA No. 1.

(q) Powers-of-Attorney.

(1) Power-of-Attorney for Mr. Robert J. Sullivan is incorporated herein by reference to Exhibit 23(q)(1) of PEA No. 1.

(2) Power-of Attorney for Mr. Samuel Boyd, Jr. is incorporated herein by reference to Exhibit 23(q)(4) of PEA No 2.

(3) Power of Attorney for Mr. Anthony J. Hertl to be provided by amendment.

(4) Power of Attorney for Mr. Paul Dickinson to be provided by amendment.

(5) Power of Attorney for Mr. William Poist to be provided by amendment.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Not applicable

ITEM 25.  INDEMNIFICATION.

     (a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

      Name of Investment Adviser               Form ADV File Number

      Satuit Capital Management, LLC                801-57862

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc. and World Insurance Trust.

     (b) (1) First Dominion Capital Corp.

The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c) Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

     (a) Satuit Capital Management, LLC, 2608 Goldbug Avenue, Sullivan's Island, South Carolina 29482 (records relating to its function as investment adviser to the Satuit Capital Micro Cap Fund).

     (b) Custodial Trust Company, Carnegie Center, Princeton, New Jersey 08540 (records relating to its functions as custodian for the Satuit Capital Micro Cap
Fund).

     (c) Fund Services, Inc. 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as transfer agent to the Satuit Capital Micro Cap Fund).

     (d) Commonwealth Fund Accounting, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as accounting services agent to the Satuit Capital Micro Cap Fund).

     (e) Commonwealth Shareholder Services, Inc. 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as administrator to the Satuit Capital Micro Cap Fund).

     (f) First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as distributor for the Satuit Capital Micro Cap Fund).

ITEM 29.  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30.  UNDERTAKINGS.

          Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 14th day of September, 2007.


                                           SATUIT CAPITAL MANAGEMENT TRUST


                                           By: */s/  Robert J. Sullivan
                                           -----------------------
                                           Robert J. Sullivan, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                       Title                     Date

*/s/ Robert J. Sullivan
-----------------------
Robert J. Sullivan              President, and          September 14, 2007
                                Chairman of the
                                Board of Trustees

*/s/ Anthony Hertl              Trustee                 September 14, 2007
-------------------
Anthony Hertl

*/s/ Samuel Boyd, Jr.           Trustee                 September 14, 2007

--------------------
Samuel Boyd, Jr.

*/s/ Paul Dickinson             Trustee                 September 14, 2007

--------------------
Paul Dickinson

*/s/ William Poist              Trustee                 September 14, 2007

--------------------
William Poist



*By:  /s/ John Pasco, III
      --------------------
      John Pasco, III
      Attorney-in-fact
      pursuant to Powers-of-Attorney on file.